UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

June 15, 2017

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	0.00	–4.04	1.73	4.85	—
Class B	–0.52	–5.25	1.70	4.55	—
Class C	–0.52	–1.38	1.91	4.67	—
Class Q	–0.01	0.64	3.16	N/A	3.08 (2/3/12)
Class Z	0.12	0.87	2.94	5.60	—
Bloomberg Barclays Global Aggregate Bond Index	–1.63	–2.10	0.37	3.34	—
Lipper Global Income Funds Average**	0.13	1.20	1.34	3.60	—
Lipper Custom Global Income Funds Average**	0.09	0.91	1.07	3.70	—

*Not annualized

**The Lipper Custom Global Income Funds Average consists only of unhedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes euro dollar and euroyen corporate bonds, Canadian government, and agency and corporate securities. The average annual total return for the Index measured from the month-end closest to the inception date through 4/30/17 is 0.43% for Class Q shares.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is 1.47% for Class Q shares.

Lipper Custom Global Income Funds Average—The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of unhedged funds within Lipper’s Global Income Funds universe and not the entire Global Income Funds universe, although Lipper classifies the Fund in the Global Income Funds Performance universe. The average annual total return for the Lipper Custom Average measured from the month-end closest to the inception date through 4/30/17 is 1.22% for Class Q shares.

Prudential Global Total Return Fund, Inc.	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	1.78	1.72
Class B	0.08	1.13	1.06
Class C	0.08	1.13	1.06
Class Q	0.12	2.13	2.12
Class Z	0.11	2.10	2.03

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	29.0
AA	10.9
A	19.6
BBB	18.9
BB	9.5
B	5.6
CCC	0.6
Not Rated	4.3
Cash/Cash Equivalents	1.6
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Global Total Return Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.00	0.88%	$4.36
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class B	Actual	$1,000.00	$994.80	1.63%	$8.06
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class C	Actual	$1,000.00	$994.80	1.63%	$8.06
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Q	Actual	$1,000.00	$999.90	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91
Class Z	Actual	$1,000.00	$1,001.20	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 94.9%

FOREIGN BONDS 54.4%

Argentina 0.7%
Argentine Bonos del Tesoro, Unsec’d. Notes	22.750%	03/05/18	ARS	35,378	$2,337,705
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, RegS	3.875	01/15/22	EUR	2,065	2,257,707
Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A	9.950	06/09/21		900	1,039,680

					5,635,092

Australia 0.3%
Australia Government Bond,
Sr. Unsec’d. Notes, RegS	3.000	03/21/47	AUD	2,400	1,620,431
Sr. Unsec’d. Notes, RegS	4.250	04/21/26	AUD	600	511,081
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000	08/20/24	AUD	200	173,813

					2,305,325

Austria 0.3%
Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN, RegS	5.000	12/20/24	CAD	2,500	2,190,598
Sr. Unsec’d. Notes, 144A, MTN, RegS	5.375	12/01/34	CAD	500	466,372

					2,656,970

Belgium 1.1%
Belgium Government Bond, Sr. Unsec’d. Notes, 144A, RegS	0.800	06/22/27	EUR	680	742,177
Belgium Government International Bond,
Sr. Unsec’d. Notes, RegS	9.375	02/21/20	GBP	2,302	3,682,848
Unsec’d. Notes, 144A, RegS	8.875	12/01/24		500	701,754
Unsec’d. Notes, MTN	5.000	04/24/18	GBP	2,850	3,851,605
Unsec’d. Notes, MTN	5.700	05/28/32	GBP	150	279,132

					9,257,516

Brazil 1.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes, RegS	5.333	02/15/28		2,800	2,765,000
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875	04/01/21	EUR	1,000	1,141,043
Sr. Unsec’d. Notes	4.875	01/22/21		500	530,000
Unsec’d. Notes	11.000	06/26/17	EUR	2,744	3,035,851
Brazilian Loan Trust I, Gov’t. Gtd. Notes, RegS	5.477	07/24/23		1,623	1,655,726

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Brazil (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(g)	5.750%		06/15/25		545	$562,712
Gtd. Notes, 144A(g)	7.250		06/01/21		190	195,225
Petrobras Global Finance BV, Gtd. Notes	3.750		01/14/21	EUR	1,050	1,193,232

						11,078,789

Bulgaria 1.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, RegS	2.950		09/03/24	EUR	4,765	5,710,089
Sr. Unsec’d. Notes, RegS	4.250		07/09/17	EUR	500	549,416
Unsec’d. Notes, GMTN, RegS(a)	2.625		03/26/27	EUR	1,000	1,151,936
Unsec’d. Notes, GMTN, RegS(a)	3.125		03/26/35	EUR	1,000	1,111,087

						8,522,528

Canada 1.0%
Agrium, Inc., Sr. Unsec’d. Notes	6.125		01/15/41		25	29,555
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250		04/01/42		35	38,650
Barrick North America Finance LLC, Gtd. Notes	5.700		05/30/41		45	52,038
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950		10/15/39		50	58,691
Canadian Government Bond,
Unsec’d. Notes	1.750		09/01/19	CAD	600	449,917
Unsec’d. Notes	4.000		06/01/41	CAD	650	638,477
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500		05/15/18		77	80,620
City of Vancouver, Unsec’d. Notes	4.500		06/01/20	CAD	200	160,243
Hydro-Quebec, Local Gov’t.
Gtd. Notes	8.400		01/15/22		12	14,879
Gtd. Notes	8.625		06/15/29		600	886,666
Gtd. Notes	9.400		02/01/21		100	123,605
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450		06/01/20	CAD	2,100	1,683,631
Province of British Columbia,
Unsec’d. Notes	3.200		06/18/44	CAD	200	151,890
Unsec’d. Notes	7.875		11/30/23	CAD	1,552	1,531,888
Province of Manitoba,
Sr. Unsec’d. Notes	2.125		06/22/26		100	94,677
Unsec’d. Notes	2.550		06/02/26	CAD	250	187,651
Province of Quebec,
Unsec’d. Notes	7.125		02/09/24		1,000	1,254,766
Unsec’d. Notes, MTN	6.350		01/30/26		100	124,165
Unsec’d. Notes, MTN	7.140	(c)	02/27/26		430	555,526

						8,117,535

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Cayman Islands 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%	11/24/19		1,500	$1,620,000

Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.625	01/30/25	EUR	100	115,956
Sr. Unsec’d. Notes	1.875	05/27/30	EUR	100	114,921
Sr. Unsec’d. Notes, RegS	1.750	01/20/26	EUR	240	278,190

					509,067

China 0.1%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	498,834

Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,033,500
Sr. Unsec’d. Notes	8.375	02/15/27		2,195	2,669,120
Sr. Unsec’d. Notes	10.375	01/28/33		800	1,208,000
Sr. Unsec’d. Notes	11.750	02/25/20		715	896,252
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	1,480	1,858,021

					7,664,893

Croatia 0.1%
Croatia Government International Bond, Sr. Unsec’d. Notes, RegS	3.875	05/30/22	EUR	1,000	1,186,358

Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN, RegS	4.625	02/03/20	EUR	4,197	4,998,344
Sr. Unsec’d. Notes, EMTN, RegS	3.750	07/26/23	EUR	4,700	5,393,696
Sr. Unsec’d. Notes, EMTN, RegS	4.250	11/04/25	EUR	825	970,926
Unsec’d. Notes, EMTN, RegS(a)	3.875	05/06/22	EUR	2,500	2,907,464

					14,270,430

Denmark 0.2%
Denmark Government Bond,
Unsec’d. Notes	1.750	11/15/25	DKK	3,520	579,067
Unsec’d. Notes	3.000	11/15/21	DKK	3,000	505,003
Unsec’d. Notes	4.500	11/15/39	DKK	1,800	445,813

					1,529,883

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Dominican Republic 0.5%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		3,500	$3,885,000
Sr. Unsec’d. Notes, RegS	9.040		01/23/18		131	135,356

						4,020,356

Finland 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950		02/15/26		600	781,000

France 1.7%
BNP Paribas SA, Sr. Unsec’d. Notes, 144A, MTN	3.800		01/10/24		1,000	1,012,974
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450		10/26/18	CAD	700	536,491
Credit Agricole Assurances SA, Sub. Notes, RegS	4.250	(c)	01/29/49	EUR	2,000	2,260,606
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21		2,000	1,938,896
Gov’t. Liquid Gtd. Notes, EMTN, RegS	1.125		02/24/19	GBP	400	522,168
Gov’t. Liquid Gtd. Notes, EMTN, RegS	2.000		01/22/21	EUR	1,000	1,164,726
France Government Bond OAT,
Unsec’d. Notes, RegS	0.500		05/25/26	EUR	350	375,064
Unsec’d. Notes, RegS	1.750		11/25/24	EUR	300	360,450
Unsec’d. Notes, RegS	3.500		04/25/26	EUR	4,000	5,451,402
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, PIK, 144A	8.250		02/15/22	EUR	300	343,800

						13,966,577

Germany 1.4%
Bundesobligation, Unsec’d. Notes, RegS	—	(ss)	10/08/21	EUR	2,500	2,781,933
Bundesrepublik Deutschland,
Unsec’d. Notes, RegS(a)	0.247	(s)	08/15/26	EUR	3,095	3,295,533
Unsec’d. Notes, RegS	0.500		02/15/26	EUR	340	381,766
Unsec’d. Notes, RegS	1.750		02/15/24	EUR	310	381,430
Douglas GmbH, Sr. Sec’d. Notes, RegS	6.250		07/15/22	EUR	750	890,634
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, PIK, 144A	3.250		09/15/23	EUR	480	543,884
Sr. Sec’d. Notes, PIK, 144A	3.750		09/15/26	EUR	465	525,742
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700		06/02/37	CAD	179	162,314
Techem Energy Metering Service GmbH & Co. KG, Sec’d. Notes, 144A, MTN	7.875		10/01/20	EUR	275	311,920
Techem GmbH, Sr. Sec’d. Notes, 144A	6.125		10/01/19	EUR	500	563,038
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS	4.000		01/15/25	EUR	350	401,081

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Germany (cont’d.)
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(c)	12/31/49	EUR	1,000	$1,146,446

						11,385,721

Greece 2.5%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A, RegS(a)	3.375		07/17/17	EUR	3,960	4,284,040
Sr. Unsec’d. Notes, 144A, RegS(a)	4.750		04/17/19	EUR	13,940	14,752,845
Sr. Unsec’d. Notes, RegS	3.000	(c)	02/24/23	EUR	1,045	980,753
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes(g)	3.800		08/08/17	JPY	60,000	527,360

						20,544,998

Hong Kong 0.3%
Hong Kong SAR Government Bond, Unsec’d. Notes, RegS	5.125		07/23/19	HKD	5,000	697,946
Hong Kong Sukuk Ltd., Sr. Unsec’d. Notes, RegS	3.132		02/28/27		1,500	1,503,414

						2,201,360

Hungary 1.7%
Hungary Government Bond,
Unsec’d. Notes	3.000		10/27/27	HUF	300,000	1,021,880
Unsec’d. Notes	5.500		12/20/18	HUF	100,000	377,893
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.110		10/26/17	JPY	100,000	895,841
Sr. Unsec’d. Notes	4.000		03/25/19		332	344,450
Sr. Unsec’d. Notes	5.375		02/21/23		2,850	3,162,360
Sr. Unsec’d. Notes	5.750		11/22/23		2,850	3,241,875
Sr. Unsec’d. Notes	6.250		01/29/20		3,200	3,508,442
Sr. Unsec’d. Notes	6.375		03/29/21		530	598,900
Sr. Unsec’d. Notes, RegS	5.750		06/11/18	EUR	500	580,546
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, RegS	6.250		10/21/20		400	440,076

						14,172,263

Iceland 0.3%
Iceland Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	2.500		07/15/20	EUR	2,006	2,337,881

India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN, RegS	5.760		04/05/18	AUD	1,000	765,393

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,300	$2,682,285
Sr. Unsec’d. Notes, 144A, MTN	3.750	06/14/28	EUR	1,200	1,401,802
Sr. Unsec’d. Notes, MTN, RegS	2.875	07/08/21	EUR	546	634,310
Sr. Unsec’d. Notes, MTN, RegS	3.750	06/14/28	EUR	2,020	2,359,700
Sr. Unsec’d. Notes, RegS	3.375	07/30/25	EUR	2,705	3,154,601
Majapahit Holding BV, Gtd. Notes, RegS	7.750	01/20/20		800	901,600
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	514,420

					11,648,718

Ireland 0.2%
CRH America, Inc., Gtd. Notes	8.125	07/15/18		110	118,200
Ireland Government Bond, Unsec’d. Notes, RegS	2.400	05/15/30	EUR	1,200	1,477,610

					1,595,810

Italy 2.9%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes	0.650	10/15/23	EUR	2,000	2,071,353
Sr. Unsec’d. Notes	1.350	04/15/22	EUR	535	592,180
Sr. Unsec’d. Notes	2.000	12/01/25	EUR	1,330	1,449,732
Sr. Unsec’d. Notes	6.500	11/01/27	EUR	2,695	4,081,192
Sr. Unsec’d. Notes, RegS	4.500	03/01/26	EUR	8,545	11,142,847
Italy Government International Bond,
Sr. Unsec’d. Notes	5.375	06/12/17		600	603,262
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	250	341,796
Sr. Unsec’d. Notes, EMTN, RegS	5.250	12/07/34	GBP	572	875,452
Sr. Unsec’d. Notes, EMTN, RegS	6.000	08/04/28	GBP	461	738,324
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		590	642,845
Moby SpA, Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	450	506,852
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875	05/19/23	GBP	500	728,551

					23,774,386

Japan 3.3%
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	2.250	02/24/20		600	601,973
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750	08/09/19	GBP	400	575,164
Sr. Unsec’d. Notes, 144A, MTN(a)	2.125	04/13/21		1,000	982,982
Sr. Unsec’d. Notes, EMTN, RegS	1.375	02/05/18		1,000	996,268
Sr. Unsec’d. Notes, EMTN, RegS	1.500	09/12/17		1,000	999,040
Sr. Unsec’d. Notes, MTN, RegS	2.125	02/12/21		600	590,731

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Japan (cont’d.)
Japan Finance Organization for Municipalities, (cont’d.)
Sr. Unsec’d. Notes, MTN, RegS	2.125%	04/13/21		1,200	$1,179,578
Sr. Unsec’d. Notes, MTN, RegS	2.500	09/12/18		2,000	2,012,390
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200	06/20/36	JPY	450,000	3,794,048
Sr. Unsec’d. Notes	0.400	03/20/36	JPY	100,000	878,071
Sr. Unsec’d. Notes	0.600	12/20/36	JPY	665,000	6,011,695
Sr. Unsec’d. Notes(hh)	1.400	09/20/34	JPY	145,000	1,510,875
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	528,464
Sr. Unsec’d. Notes	1.800	12/20/31	JPY	148,000	1,620,386
Japan International Cooperation Agency, Gov’t. Gtd. Notes, RegS	1.875	11/13/19		2,000	1,989,350
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes, RegS	1.625	06/06/18		1,000	998,039
Sr. Unsec’d. Notes, RegS	2.000	05/17/21		1,000	978,740
Sr. Unsec’d. Notes, RegS	2.125	05/19/20		1,000	994,300

					27,242,094

Kuwait 0.3%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,068,450

Lithuania 0.4%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, RegS	6.125	03/09/21		2,100	2,372,748
Sr. Unsec’d. Notes, RegS	6.625	02/01/22		200	235,056
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		545	620,118

					3,227,922

Luxembourg 0.1%
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	400	539,880

Macedonia 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	555,816

Malaysia 0.1%
Malaysia Government Bond, Sr. Unsec’d. Notes	4.048	09/30/21	MYR	5,015	1,168,686

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Mexico 2.3%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A	9.375%		10/12/22		575	$618,844
Sr. Sec’d. Notes, RegS	9.375		10/12/22		750	807,187
Mexican Bonos, Sr. Unsec’d. Notes	8.000		06/11/20	MXN	39,000	2,127,725
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.875		02/23/22	EUR	1,400	1,582,225
Sr. Unsec’d. Notes(a)	2.750		04/22/23	EUR	3,275	3,847,149
Sr. Unsec’d. Notes	4.000		03/15/2115	EUR	450	440,652
Sr. Unsec’d. Notes, EMTN	2.375		04/09/21	EUR	100	116,073
Sr. Unsec’d. Notes, EMTN(g)	5.625		03/19/2114	GBP	200	262,408
Sr. Unsec’d. Notes, GMTN	1.625		03/06/24	EUR	400	435,938
Sr. Unsec’d. Notes, GMTN	3.000		03/06/45	EUR	500	490,730
Sr. Unsec’d. Notes, GMTN	5.500		02/17/20	EUR	100	124,211
Sr. Unsec’d. Notes, GMTN	6.750		02/06/24	GBP	840	1,328,738
Sr. Unsec’d. Notes, GMTN	11.000		05/08/17	ITL	250,000	140,082
Petroleos Mexicanos,
Gtd. Notes, EMTN, RegS(a)	3.750		04/16/26	EUR	700	761,338
Gtd. Notes, EMTN, RegS	5.125		03/15/23	EUR	2,700	3,268,429
Gtd. Notes, EMTN, RegS	8.250		06/02/22	GBP	928	1,460,522
Gtd. Notes, RegS	3.125		11/27/20	EUR	900	1,031,739

						18,843,990

Netherlands 1.4%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750		07/28/25		1,400	1,462,079
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes	0.500		05/12/21	ZAR	10,000	539,010
Sr. Unsec’d. Notes	5.150		03/07/25	CAD	1,000	875,382
Sr. Unsec’d. Notes, 144A, MTN	2.375		02/01/22		1,600	1,616,280
Sr. Unsec’d. Notes, EMTN	0.500		03/03/21	NZD	2,000	1,215,329
Sr. Unsec’d. Notes, EMTN	7.000		12/09/21	AUD	2,000	1,751,192
Sr. Unsec’d. Notes, EMTN, RegS	0.500		06/07/22	ZAR	10,000	492,285
Sr. Unsec’d. Notes, MTN(g)	3.184	(s)	04/05/28	CAD	700	371,258
Sr. Unsec’d. Notes, MTN	5.500		05/23/22	AUD	338	284,937
Sr. Unsec’d. Notes, RegS	0.500		06/22/21	ZAR	6,000	311,980
ING Groep NV, Sr. Unsec’d. Notes	3.950		03/29/27		500	512,059
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, 144A, MTN	2.250		03/02/22		800	802,225
Ziggo Bond Finance BV, Sr. Unsec’d. Notes, RegS	4.625		01/15/25	EUR	750	859,458

						11,093,474

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

New Zealand 0.6%
Auckland Council, Sr. Sec’d. Notes, RegS	3.500%		03/09/26	AUD	1,000	$747,719
New Zealand Government Bond, Sr. Unsec’d. Notes, RegS	4.500		04/15/27	NZD	1,500	1,155,847
New Zealand Local Government Funding Agency,
Sr. Unsec’d. Notes	2.750		04/15/25	NZD	1,800	1,153,823
Sr. Unsec’d. Notes	4.500		04/15/27	NZD	1,800	1,294,987
Sr. Unsec’d. Notes	6.000		05/15/21	NZD	500	381,924

						4,734,300

Norway 0.6%
City of Oslo,
Sr. Unsec’d. Notes	3.600		12/06/22	NOK	1,000	125,313
Sr. Unsec’d. Notes	3.650		11/08/23	NOK	9,000	1,132,642
Unsec’d. Notes	4.900		11/04/19	NOK	5,000	626,217
Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125		05/14/21	NZD	2,850	2,086,953
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500		02/01/22	EUR	750	876,206

						4,847,331

Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000		09/22/24		400	419,600
Sr. Unsec’d. Notes	5.200		01/30/20		800	864,000
Sr. Unsec’d. Notes	8.125		04/28/34		138	185,610
Sr. Unsec’d. Notes	9.375		01/16/23		622	800,825
Sr. Unsec’d. Notes	10.750		05/15/20		275	340,312

						2,610,347

Peru 0.8%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates, 144A	1.426	(s)	05/31/18		975	956,917
Pass-Through Certificates, RegS	2.933	(s)	06/02/25		1,000	835,000
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750		01/30/26	EUR	2,720	3,277,854
Sr. Unsec’d. Notes	3.750		03/01/30	EUR	1,400	1,782,140

						6,851,911

Poland 1.0%
Poland Government Bond,
Unsec’d. Notes	1.750		07/25/21	PLN	2,000	496,133
Unsec’d. Notes	2.500		07/25/27	PLN	8,000	1,897,298
Unsec’d. Notes	3.250		07/25/19	PLN	1,000	264,152
Unsec’d. Notes	3.250		07/25/25	PLN	5,050	1,303,143

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Poland (cont’d.)
Poland Government International Bond,
Sr. Unsec’d. Notes	3.000%	03/17/23		3,015	$3,019,342
Sr. Unsec’d. Notes	5.000	03/23/22		1,140	1,253,601

					8,233,669

Portugal 2.1%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.125	10/15/24		3,700	3,611,755
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A, RegS	3.875	02/15/30	EUR	2,600	2,819,800
Sr. Unsec’d. Notes, 144A, RegS	5.650	02/15/24	EUR	8,375	10,726,034

					17,157,589

Romania 1.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	2,800	3,033,450
Sr. Unsec’d. Notes, EMTN, RegS	3.625	04/24/24	EUR	730	896,596
Sr. Unsec’d. Notes, MTN, RegS	3.875	10/29/35	EUR	400	457,550
Sr. Unsec’d. Notes, MTN, RegS	6.750	02/07/22		300	347,940
Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,169,064
Unsec’d. Notes, 144A	2.875	05/26/28	EUR	1,100	1,232,668
Unsec’d. Notes, MTN, RegS	2.875	05/26/28	EUR	700	784,425

					7,921,693

Russia 0.1%
Russia Foreign Bond, Sr. Unsec’d. Notes, RegS(a)	4.500	04/04/22		1,000	1,070,080

Saudi Arabia 0.3%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, 144A, MTN	2.894	04/20/22		1,500	1,499,949
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,179,048

					2,678,997

Singapore 0.1%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	383,280
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	374,126

					757,406

Slovak Republic 0.3%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	2.125	10/16/23	CHF	2,000	2,273,367

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Slovenia 1.3%
Slovenia Government International Bond,
Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		1,500	$1,548,750
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		4,140	4,710,542
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		3,515	4,082,996

					10,342,288

South Africa 0.5%
Sappi Papier Holding GmbH, Gtd. Notes, RegS	3.375	04/01/22	EUR	600	674,495
South Africa Government Bond,
Sr. Unsec’d. Notes	6.750	03/31/21	ZAR	10,000	724,722
Unsec’d. Notes	7.000	02/28/31	ZAR	1,800	112,219
Unsec’d. Notes	10.500	12/21/26	ZAR	5,000	417,605
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750	07/24/26	EUR	1,000	1,131,502
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,010,898

					4,071,441

South Korea 0.5%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	790,321
Sr. Unsec’d. Notes, EMTN, RegS	3.500	09/26/19	AUD	100	75,018
Sr. Unsec’d. Notes, EMTN, RegS	4.430	09/14/18	AUD	2,318	1,758,665
Sr. Unsec’d. Notes, MTN, RegS	2.711	12/05/19	CAD	200	150,257
Sr. Unsec’d. Notes, MTN, RegS	3.500	07/28/21	NZD	1,500	1,015,659
Sr. Unsec’d. Notes, RegS	5.125	10/15/19	NZD	200	142,309
Korea International Bond, Sr. Unsec’d. Notes, RegS	2.125	06/10/24	EUR	100	117,892

					4,050,121

Spain 4.5%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN, RegS	1.875	01/28/25	EUR	300	336,904
Banco Santander SA, Sr. Unsec’d. Notes	3.500	04/11/22		800	808,187
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, 144A	1.625	09/14/18		1,000	994,824
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	300	358,040
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,422,897
Spain Government Bond,
Sr. Unsec’d. Notes(hh)	1.400	01/31/20	EUR	1,800	2,045,005
Sr. Unsec’d. Notes(hh)	2.750	04/30/19	EUR	1,150	1,327,842
Sr. Unsec’d. Notes, 144A, RegS(hh)	3.800	04/30/24	EUR	2,400	3,105,940
Sr. Unsec’d. Notes, 144A, RegS	4.650	07/30/25	EUR	12,750	17,458,620

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, RegS	5.150%	10/31/28	EUR	600	$877,790
Sr. Unsec’d. Notes, 144A, RegS(hh)	5.850	01/31/22	EUR	3,705	5,085,325
Unsec’d. Notes, 144A, RegS(hh)	1.600	04/30/25	EUR	300	334,793
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	2,043	3,141,554

					37,297,721

Supranational Bank 3.2%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	306,267
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	1,500	909,586
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.125	09/27/21		4,000	3,957,600
Sr. Unsec’d. Notes, EMTN, RegS	1.875	05/29/21	EUR	400	462,338
Sr. Unsec’d. Notes, MTN	4.000	03/31/21	AUD	1,636	1,251,240
Sr. Unsec’d. Notes, MTN	6.250	11/08/23	AUD	685	587,103
EUROFIMA,
Sr. Unsec’d. Notes, EMTN	5.150	12/13/19	CAD	540	433,005
Sr. Unsec’d. Notes, MTN, RegS	6.250	12/28/18	AUD	1,300	1,037,140
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500	09/01/23	AUD	400	247,882
Sr. Unsec’d. Notes, EMTN	0.500	11/21/23	AUD	1,200	745,242
European Investment Bank,
Sr. Unsec’d. Notes, 144A, MTN	4.600	01/30/37	CAD	500	437,838
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,597,260
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,255,022
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,269,043
Sr. Unsec’d. Notes, EMTN, RegS	0.500	07/21/23	AUD	800	507,267
Sr. Unsec’d. Notes, EMTN, RegS	0.500	08/10/23	AUD	1,210	752,749
Sr. Unsec’d. Notes, EMTN, RegS	1.250	05/12/25	SEK	16,500	1,899,055
Sr. Unsec’d. Notes, MTN, RegS	4.600	01/30/37	CAD	150	133,019
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	499,945
Unsec’d. Notes, EMTN, RegS	0.500	10/30/20	ZAR	2,250	127,834
Unsec’d. Notes, EMTN, RegS	0.500	11/30/20	ZAR	1,840	102,982
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN	0.500	07/29/22	AUD	350	229,578
Unsec’d. Notes, MTN	0.500	03/07/22	AUD	1,145	761,365
Unsec’d. Notes, MTN	0.500	03/28/22	AUD	200	133,398
International Finance Corp., Sr. Unsec’d. Notes, EMTN	0.500	09/13/19	AUD	2,000	1,413,967
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,377,033
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	735,338

					26,170,096

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Sweden 0.6%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN, RegS	1.500%		05/12/25	SEK	7,000	$815,203
Local Gov’t. Gtd. Notes, MTN	4.750		08/17/22	AUD	200	162,719
Local Gov’t. Gtd. Notes, MTN, RegS	1.625		01/22/20	CAD	4,000	2,953,386
Swedish Export Credit Corp.,
Sr. Unsec’d. Notes, EMTN, RegS	4.910		04/23/19	NZD	985	689,416
Sr. Unsec’d. Notes, RegS	3.760		05/28/19	AUD	787	598,034

						5,218,758

Switzerland 0.5%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes	3.800		06/09/23		970	989,345
Gtd. Notes	4.550		04/17/26		500	524,715
Gtd. Notes, EMTN	1.000		04/14/23	CHF	1,000	1,027,135
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	3.491		05/23/23		1,100	1,116,973
Gtd. Notes, 144A	4.253		03/23/28		500	515,122

						4,173,290

Turkey 0.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.350		11/12/21	EUR	2,500	2,958,814
Sr. Unsec’d. Notes	5.875		04/02/19	EUR	247	294,359
Sr. Unsec’d. Notes	7.000		06/05/20		1,800	1,980,540

						5,233,713

United Kingdom 5.3%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125		09/15/24	GBP	230	311,868
Bank of England Euro Note, Sr. Unsec’d. Notes, 144A, MTN	1.750		03/06/20		2,400	2,404,500
Barclays PLC, Sr. Unsec’d. Notes	4.337		01/10/28		800	815,495
CPUK Finance Ltd., Sec’d. Notes, 144A	7.000		02/28/42	GBP	500	680,001
HSBC Holdings PLC,
Sr. Unsec’d. Notes	4.041	(c)	03/13/28		1,255	1,282,444
Sr. Unsec’d. Notes	5.100		04/05/21		85	92,799
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A	2.200		01/15/24	EUR	190	206,740
Gtd. Notes, RegS	3.875		03/01/23	GBP	700	940,859
Leeds Building Society, Sr. Unsec’d. Notes, EMTN, RegS	1.375		05/05/22	EUR	2,250	2,465,157
Pentair Finance SA, Gtd. Notes	2.450		09/17/19	EUR	250	285,958
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN, RegS	2.500		03/22/23	EUR	1,500	1,699,411

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571%		01/10/23		1,065	$1,075,580
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN, RegS	2.500		07/01/24	EUR	750	837,690
United Kingdom Gilt,
Unsec’d. Notes, RegS	1.500		07/22/26	GBP	1,500	2,024,850
Unsec’d. Notes, RegS	2.000		09/07/25	GBP	100	141,140
Unsec’d. Notes, RegS(k)	3.250		01/22/44	GBP	320	544,992
Unsec’d. Notes, RegS	3.500		01/22/45	GBP	3,080	5,509,509
Unsec’d. Notes, RegS(k)	4.250		03/07/36	GBP	7,930	14,608,484
Unsec’d. Notes, RegS	4.250		09/07/39	GBP	2,130	4,046,084
Urenco Finance NV, Gtd. Notes, EMTN, RegS	2.250		08/05/22	EUR	2,250	2,632,004
Virgin Media Sec’d. Finance PLC, Sr. Sec’d. Notes, RegS	5.500		01/15/25	GBP	495	676,387

						43,281,952

Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375		10/27/27		1,000	1,050,000
Sr. Unsec’d. Notes	7.000		06/28/19	EUR	119	144,702

						1,194,702

TOTAL FOREIGN BONDS (cost $451,034,767)						446,958,767

ASSET-BACKED SECURITIES 10.9%

Collateralized Loan Obligations 5.3%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.638	(c)	07/15/26		1,250	1,250,301
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	3.156	(c)	07/20/26		3,000	2,991,587
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618	(c)	07/17/26		1,500	1,502,462
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.748	(c)	10/15/28		3,000	3,037,661
Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A	2.338	(c)	10/17/26		1,350	1,350,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.908	(c)	04/17/25		3,000	3,000,492
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A	2.408	(c)	04/15/29		3,750	3,750,000
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A2BR, 144A	2.310		10/15/26	EUR	5,000	5,437,186

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.956	%(c)	04/20/26		5,000	$5,004,555
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408	(c)	01/16/26		3,000	3,001,534
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	(c)	05/15/26		3,500	3,500,754
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.672	(c)	12/20/28		2,000	2,002,968
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.816	(c)	10/20/28		1,000	1,005,800
St. Paul’s CLO (Netherlands), Series 2007-A, Class B2, 144A	2.400		04/30/30	EUR	1,000	1,104,254
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.856	(c)	07/20/28		2,000	2,002,639
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856	(c)	10/25/28		3,000	3,013,565
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	(c)	10/30/23		1,000	999,879

						43,955,637

Non-Residential Mortgage-Backed Securities 1.4%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260		04/21/25		400	399,830
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A	4.580		09/15/21		800	814,529
Series 2017-1A, Class C, 144A	3.910		08/16/21		1,900	1,901,898
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25		1,700	1,702,899
Series 2015-2A, Class C, 144A	4.320		07/18/25		1,000	999,850
Series 2016-1A, Class A, 144A	3.660		02/20/29		1,000	1,018,915
Series 2016-2A, Class A, 144A	4.100		03/20/28		1,000	1,023,799
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280		11/08/21		1,100	1,090,845
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29		1,601	1,609,760
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24		1,000	1,011,044

						11,573,369

Residential Mortgage-Backed Securities 4.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-FM1, Class M1	1.891	(c)	09/25/33		444	434,396
Series 2005-HE2, Class M4	1.951	(c)	04/25/35		1,000	982,709

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3	3.646	%(c)	08/25/32	831	$822,074
Series 2002-3, Class M3	3.841	(c)	08/25/32	411	389,242
Series 2004-R8, Class M1	1.951	(c)	09/25/34	223	221,285
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1	1.816	(c)	05/25/34	86	82,439
Series 2005-W2, Class A2C	1.351	(c)	10/25/35	880	861,416
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1	1.691	(c)	06/25/34	1,017	962,165
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	2.044	(c)	01/15/34	850	831,127
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598		09/29/31	310	309,224
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE2, Class M1	1.891	(c)	03/25/34	218	209,516
Series 2004-HE3, Class M2	2.716	(c)	04/25/34	247	232,180
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	1.791	(c)	05/25/34	311	300,081
Chase Funding Trust, Series 2003-4, Class 2A2	1.591	(c)	05/25/33	1,243	1,157,953
CHEC Loan Trust, Series 2004-1, Class A3	1.991	(c)	07/25/34	1,063	1,034,519
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.341	(c)	10/25/37	1,895	1,881,601
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	2.491	(c)	03/25/33	134	131,046
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.934	(c)	12/26/46	2,152	2,142,287
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.471	(c)	01/25/34	991	919,391
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.816	(c)	08/25/34	764	724,052
Fremont Home Loan Trust,
Series 2004-1, Class M1	1.666	(c)	02/25/34	413	385,620
Series 2004-B, Class M1	1.861	(c)	05/25/34	802	743,855
GSAMP Trust,
Series 2004-FM1, Class M1	1.966	(c)	11/25/33	678	642,826
Series 2005-HE5, Class M1	1.411	(c)	11/25/35	350	348,114
Home Equity Asset Trust,
Series 2004-3, Class M1	1.846	(c)	08/25/34	450	417,514
Series 2005-9, Class 2A4	1.331	(c)	04/25/36	455	448,671
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	1.278	(c)	07/20/36	155	154,696

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	1.611	%(c)	08/25/33		853	$796,857
Series 2004-3, Class M1	1.846	(c)	07/25/34		201	193,997
MASTR Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	3.766	(c)	12/25/32		874	860,098
Series 2004-OPT2, Class A1	1.691	(c)	09/25/34		2,362	2,204,147
Series 2004-WMC2, Class M1	1.891	(c)	04/25/34		2,551	2,442,208
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	2.191	(c)	08/25/35		117	111,873
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC8, Class M1	2.041	(c)	09/25/33		195	187,216
Series 2004-NC1, Class M1	2.041	(c)	12/27/33		225	219,191
Series 2004-OP1, Class M1	1.861	(c)	11/25/34		2,378	2,224,876
Series 2004-WMC1, Class M1	1.921	(c)	06/25/34		367	356,988
Series 2004-WMC2, Class M1	1.906	(c)	07/25/34		140	134,520
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.971	(c)	02/25/33		256	242,595
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	2.116	(c)	10/25/33		250	241,626
Series 2005-C, Class A2C	1.241	(c)	12/25/35		266	263,968
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.651	(c)	11/25/33		947	869,166
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.543		09/25/34		110	104,008
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	2.416	(c)	04/25/33		873	862,526
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A	1.941	(c)	08/25/33		2,218	2,099,233
Structured Asset Investment Loan Trust,
Series 2004-2, Class A4	1.696	(c)	03/25/34		804	743,824
Series 2004-8, Class A8	1.991	(c)	09/25/34		376	359,900
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	1.421	(c)	05/25/35		404	396,641
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250		04/25/46		644	650,298

						34,335,755

TOTAL ASSET-BACKED SECURITIES (cost $88,096,843)						89,864,761

BANK LOANS(c) 0.2%

Consumer 0.0%
OGF SA (France), Private Placement	3.750		10/30/20	EUR	232	253,933

Financials 0.1%
Scandlines GmbH (Germany)	4.250		12/03/20	EUR	314	345,355

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)

Gaming 0.0%
CCM Merger, Inc.^	4.243%		08/06/21		96	$96,171

Hotels, Resorts & Cruise Lines 0.1%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.504		03/03/24	GBP	400	523,817

Technology 0.0%
First Data Corp.	4.121		07/10/22		280	281,227

TOTAL BANK LOANS (cost $1,599,265)						1,500,503

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.490	(c)	05/10/47		27,500	779,647
Series 2016-GC37, Class XB, IO	0.854	(c)	04/10/49		33,868	1,777,413
Series 2016-P4, Class XB, IO	1.507	(c)	07/10/49		9,100	913,615
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.062	(c)	05/15/45		3,721	287,899
Series 2014-CR19, Class A3	3.530		08/10/47		1,000	1,038,265
Series 2014-UBS4, Class XB, IO, 144A	0.284	(c)	08/10/47		50,000	708,115
DBJPM Mortgage Trust, Series 2016-C3, Class A3	2.362		09/10/49		1,500	1,442,407
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $2,691,617; purchased 12/09/16)(f)(g)	3.935	(c)	12/10/36		3,000	2,807,239
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(c)	09/10/35		500	502,538
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.137	(c)	01/25/20		19,202	428,251
Series K007, Class X1, IO	1.226	(c)	04/25/20		25,843	679,549
Series K008, Class X1, IO	1.772	(c)	06/25/20		12,854	482,882
Series K019, Class X1, IO	1.827	(c)	03/25/22		10,086	683,467
Series K020, Class X1, IO	1.573	(c)	05/25/22		11,231	670,370
Series K025, Class X1, IO	1.003	(c)	10/25/22		19,867	785,471
Series K037, Class X1, IO	1.173	(c)	01/25/24		11,082	607,158
Series K043, Class X1, IO	0.675	(c)	12/25/24		12,424	443,014
Series K049, Class X1, IO	0.740	(c)	07/25/25		41,929	1,754,937
Series K052, Class X1, IO	0.809	(c)	11/25/25		12,656	584,778
Series K053, Class X1, IO	1.030	(c)	12/25/25		46,261	2,950,450
Series K054, Class X1, IO	1.318	(c)	01/25/26		31,408	2,658,061
Series K057, Class X1, IO	1.327	(c)	07/25/26		26,377	2,316,818
Series K058, Class X1, IO	1.059	(c)	08/25/26		41,943	2,948,455
Series K717, Class X1, IO	0.630	(c)	09/25/21		11,577	219,073
Series Q001, Class XA, IO	2.325	(c)	02/25/32		6,816	1,096,958

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA, IO	0.920	%(c)	08/10/46	37,575	$1,231,458
Series 2014-GC20, Class XB, IO	0.491	(c)	04/10/47	30,000	850,473
Series 2014-GC22, Class XB, IO	0.410	(c)	06/10/47	35,000	791,781
Series 2014-GC24, Class XB, IO	0.021	(c)	09/10/47	83,262	105,301
Series 2014-GC26, Class XB, IO	0.446	(c)	11/10/47	56,483	1,360,252
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515		03/15/49	1,500	1,540,421
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A3	3.342		03/15/50	1,600	1,637,507
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.967	(c)	05/15/48	26,910	1,346,710
Series 2016-C31, Class A3	2.731		11/15/49	2,211	2,173,464
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982		03/15/49	1,200	1,204,621
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.583	(c)	05/10/63	4,948	272,777
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.922	(c)	06/15/49	333	333,012
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.098	(c)	07/15/48	24,000	1,734,518
Series 2016-LC24, Class XB, IO	1.160	(c)	10/15/49	20,910	1,646,378

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,062,688)					45,795,503

CORPORATE BONDS 9.9%

Agriculture 0.0%
Reynolds American, Inc., Gtd. Notes	8.125		06/23/19	30	33,672

Airlines 0.1%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750		07/12/22	65	68,810
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates,
Series 2007-1, Class A	6.821		02/10/24	151	172,716
Series 2010-2, Class A	4.950		11/23/20	11	11,638
Series 2011-1, Class A	5.300		10/15/20	128	135,197
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636		01/02/24	81	87,266

					475,627

Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134		08/04/25	250	253,418
General Motors Financial Co., Inc., Gtd. Notes	3.200		07/06/21	720	726,376

					979,794

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	1,234	$1,376,122
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	450	522,758

						1,898,880

Banks 3.1%
Bank of America Corp.,
Series M, Jr. Sub. Notes	8.125	(c)	12/29/49		935	979,413
Sr. Unsec’d. Notes, MTN(h)	3.248		10/21/27		3,000	2,876,184
Sr. Unsec’d. Notes, MTN	3.875		08/01/25		1,500	1,536,898
Citigroup, Inc.,
Series P, Jr. Sub. Notes	5.950	(c)	12/31/49		700	735,438
Sr. Unsec’d. Notes	2.900		12/08/21		600	603,284
Sub. Notes	4.400		06/10/25		3,000	3,086,559
Goldman Sachs Group, Inc. (The),
Series L, Jr. Sub. Notes	5.700	(c)	12/31/49		2,120	2,188,900
Series M, Jr. Sub. Notes	5.375	(c)	12/31/49		700	725,725
Sr. Unsec’d. Notes(h)	3.500		01/23/25		1,500	1,506,637
JPMorgan Chase & Co.,
Series 1, Jr. Sub. Notes	7.900	(c)	04/29/49		450	470,250
Series V, Jr. Sub. Notes	5.000	(c)	12/31/49		1,000	1,018,410
Series X, Jr. Sub. Notes	6.100	(c)	12/31/49		1,980	2,123,550
Series Z, Jr. Sub. Notes	5.300	(c)	12/31/49		1,410	1,469,996
Morgan Stanley,
Series H, Jr. Sub. Notes	5.450	(c)	12/31/49		1,415	1,448,606
Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	1,800	1,975,943
Sr. Unsec’d. Notes, GMTN	1.375		10/27/26	EUR	2,200	2,330,420

						25,076,213

Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.600		08/19/26		600	561,352

Building Materials 0.0%
Owens Corning, Gtd. Notes	4.200		12/15/22		270	282,965

Chemicals 0.5%
CF Industries, Inc., Gtd. Notes(a)	3.450		06/01/23		600	559,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400		05/15/39		152	244,899
Eastman Chemical Co.,
Sr. Unsec’d. Notes	1.875		11/23/26	EUR	1,100	1,237,638
Sr. Unsec’d. Notes	3.800		03/15/25		454	467,737
LYB International Finance II BV, Gtd. Notes	3.500		03/02/27		1,900	1,878,219

						4,387,993

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Commercial Services 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37		190	$238,812
United Rentals North America, Inc., Gtd. Notes	5.500		05/15/27		500	514,375

						753,187

Computers 0.3%
DXC Technology Co., Sr. Unsec’d. Notes, 144A	2.875		03/27/20		1,000	1,011,267
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	(c)	10/05/17		158	158,410
Seagate HDD Cayman, Gtd. Notes	3.750		11/15/18		305	313,006
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375		04/01/23		675	739,125

						2,221,808

Diversified Financial Services 0.3%
American Express Credit Corp., Sr. Unsec’d. Notes	0.625		11/22/21	EUR	2,100	2,308,772
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250		05/15/19		125	134,732
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	6.875		05/02/18		100	5,540
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450		06/15/18		225	239,906

						2,688,950

Electric 0.7%
AES Corp., Sr. Unsec’d. Notes	7.375		07/01/21		700	798,000
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125		06/15/21	EUR	505	582,965
DPL, Inc., Sr. Unsec’d. Notes	6.750		10/01/19		700	733,250
Dynegy, Inc.,
Gtd. Notes	6.750		11/01/19		650	659,750
Gtd. Notes	7.375		11/01/22		350	335,125
Gtd. Notes(a)	7.625		11/01/24		900	823,500
NRG Energy, Inc., Gtd. Notes	6.625		01/15/27		1,425	1,410,750
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950		05/15/18		50	53,095

						5,396,435

Electronics 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700		09/15/22		655	687,750

Entertainment 0.4%
Cinemark USA, Inc., Gtd. Notes	4.875		06/01/23		1,000	1,015,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000		08/01/18		1,000	1,007,500
Scientific Games International, Inc., Gtd. Notes	10.000		12/01/22		750	813,750
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125		11/01/24	EUR	200	228,819

						3,065,069

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Food 0.2%
Darling Global Finance BV, Gtd. Notes, RegS	4.750%		05/30/22	EUR	800	$919,039
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750		06/15/23		675	678,375

						1,597,414

Forest & Paper Products 0.0%
International Paper Co., Sr. Unsec’d. Notes	7.300		11/15/39		75	98,775

Healthcare-Services 0.5%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875		02/01/22		1,000	827,500
Gtd. Notes(a)	7.125		07/15/20		750	673,125
Sr. Sec’d. Notes(a)	5.125		08/01/21		500	495,625
HCA, Inc., Sr. Sec’d. Notes	6.500		02/15/20		750	823,170
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125		04/01/22		1,000	1,015,000

						3,834,420

Home Builders 0.2%
KB Home, Gtd. Notes	7.500		09/15/22		1,000	1,130,625
William Lyon Homes, Inc., Gtd. Notes	7.000		08/15/22		800	836,000

						1,966,625

Household Products/Wares 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000		10/01/26	EUR	675	765,438

Insurance 0.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20		30	32,779
Chubb Corp. (The), Gtd. Notes	3.408	(c)	03/29/67		140	138,600
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	6.500		03/15/35		90	109,651
Sr. Unsec’d. Notes, RegS	2.750		05/04/26	EUR	1,200	1,407,870
Progressive Corp. (The), Jr. Sub. Notes	6.700	(c)	06/15/67		100	100,375

						1,789,275

Internet 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625		05/15/27	EUR	1,300	1,432,022

Leisure Time 0.2%
Carnival Corp., Gtd. Notes	1.625		02/22/21	EUR	1,500	1,709,131
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500		10/15/22		250	261,250

						1,970,381

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Lodging 0.1%
MGM Resorts International, Gtd. Notes	6.625%	12/15/21		500	$561,250

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		225	245,294

Media 0.6%
21st Century Fox America, Inc.,
Gtd. Notes(h)	6.150	03/01/37		415	496,398
Gtd. Notes	6.900	08/15/39		60	77,589
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500	05/15/26		657	679,174
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	1,049,380
Sr. Unsec’d. Notes, 144A	5.875	04/01/24		380	407,075
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		675	718,031
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	715,750
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		500	536,200
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19		300	333,770
Time Warner, Inc., Gtd. Notes	3.800	02/15/27		85	84,626
Viacom, Inc., Sr. Unsec’d. Notes	4.500	02/27/42		233	203,302

					5,301,295

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22		400	412,500
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	222,303

					634,803

Office/Business Equipment 0.1%
Xerox Corp., Sr. Unsec’d. Notes, 144A(a)	4.070	03/17/22		500	512,786

Oil & Gas 0.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	41,478
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21		170	171,700

					213,178

Packaging & Containers 0.1%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	300	365,155
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		140	154,350
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375	09/01/19		450	501,337
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		175	182,171

					1,203,013

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals 0.2%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, RegS	4.750%	12/15/24	EUR	400	$463,189
Sr. Unsec’d. Notes, 144A	4.750	12/15/24	EUR	350	405,291
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A(a)	8.750	11/01/24		830	864,238

					1,732,718

Real Estate Investment Trusts (REITs) 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	1,889,107

Retail 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	728,437
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	950,898

					1,679,335

Semiconductors 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		315	329,175

Software 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21		90	88,911
Sr. Unsec’d. Notes	3.000	08/15/26		190	182,049
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		1,130	1,211,586
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	920	1,031,260

					2,513,806

Telecommunications 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	5.250	03/01/37		70	71,792
Qwest Corp., Sr. Unsec’d. Notes	6.500	06/01/17		465	466,855

					538,647

Transportation 0.3%
FedEx Corp.,
Gtd. Notes	1.000	01/11/23	EUR	500	550,016
Gtd. Notes	1.625	01/11/27	EUR	490	539,307
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000	03/15/2105		300	347,440
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		706	747,477

					2,184,240

TOTAL CORPORATE BONDS (cost $80,266,932)					81,502,692

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS 0.1%

Puerto Rico
Commonwealth of Puerto Rico,
GO	2.656	%(c)	07/01/20		300	$299,079
GO	5.250		07/01/17		125	125,423
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500		07/01/17		250	251,890
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	5.340	(t)	08/01/41		1,265	352,277

TOTAL MUNICIPAL BONDS (cost $979,040)						1,028,669

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.9%
Alba PLC (United Kingdom), Series 2007-1, Class B, RegS	0.584	(c)	03/17/39	GBP	1,858	2,174,587
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.934	(c)	07/27/57		2,806	2,677,848
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.928	(c)	09/26/45		595	582,900
CIM Trust,
Series 2017-2, Class A1, 144A	2.983	(c)	12/25/57		2,932	2,910,045
Series 2017-3, Class A3, 144A^	2.983	(c)	01/25/57		2,965	2,964,423
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A	3.280	(c)	02/28/47		3,998	4,022,723
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.441	(c)	01/25/29		555	559,598
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3	4.291	(c)	10/25/27		1,000	1,084,893
Series 2016-HQA2, Class M2	3.241	(c)	11/25/28		950	982,276
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.251	(c)	02/25/35		2,073	1,987,785
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2015-8, Class A1, 144A	2.983	(c)	08/01/20		1,185	1,187,339
Series 2016-1, Class A1, 144A	2.983	(c)	01/01/21		570	564,130
Series 2016-3, Class A, 144A	2.983	(c)	09/01/21		590	589,319
Paragon Mortgages PLC (United Kingdom),
Series 11X, Class BB, RegS	0.148	(c)	10/15/41	EUR	3,890	3,835,348
Series 12X, Class B1B, RegS	0.151	(c)	11/15/38	EUR	1,359	1,326,656
Series 13X, Class B1B, RegS	0.048	(c)	01/15/39	EUR	2,000	1,915,895
Ripon Mortgages (United Kingdom), Series 1A, Class B1, 144A	1.572	(c)	08/20/56	GBP	3,900	5,004,768
RMAC Securities No.1 PLC (United Kingdom), Series 2006-NS3X, Class M1C, RegS	—	(c)(p)	06/12/44	EUR	1,964	1,927,352

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Funding (United Kingdom), Series 2017-A11A, Class A2, 144A	1.306	%(c)	05/20/45	GBP	2,000	$2,571,063
Towd Point Mortgage Funding Vantage 1 PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.556	(c)	02/20/54	GBP	1,155	1,500,799

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $39,525,682)						40,369,747

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	275	482,842
Tennessee Valley Authority,
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	815	1,234,652
Sr. Unsec’d. Notes	5.625		06/07/32	GBP	191	347,173

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,273,229)						2,064,667

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds(h)	2.500		05/15/46		3,580	3,251,367
U.S. Treasury Bonds	2.875		11/15/46		2,635	2,589,918
U.S. Treasury Notes	1.500		08/15/26		1,900	1,776,796
U.S. Treasury Notes	1.625		03/15/20		2,250	2,261,864
U.S. Treasury Notes	1.625		11/15/22		1,000	984,492
U.S. Treasury Notes	1.750		10/31/20		3,000	3,016,524
U.S. Treasury Notes	1.750		01/31/23		16,000	15,817,504
U.S. Treasury Notes	1.750		05/15/23		2,000	1,971,484
U.S. Treasury Notes	1.875		03/31/22		10,315	10,341,190
U.S. Treasury Notes(k)(h)	2.000		02/15/25		5,000	4,935,740
U.S. Treasury Notes	2.125		08/15/21		4,000	4,065,156
U.S. Treasury Notes	2.125		03/31/24		5,070	5,080,297
U.S. Treasury Notes	2.250		04/30/21		8,400	8,583,750
U.S. Treasury Notes	2.250		02/15/27		4,365	4,352,210
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31		400	275,366
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29		400	291,663
U.S. Treasury Strips Coupon(h)	2.100	(s)	11/15/35		800	470,773
U.S. Treasury Strips Coupon	2.264	(s)	08/15/40		800	392,852

TOTAL U.S. TREASURY OBLIGATIONS (cost $71,628,689)						70,458,946

See Notes to Financial Statements.

34

Description		Shares		Value
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Pacific Exploration & Production Corp. (Columbia)* (cost $44,527)			1,116	$32,889

PREFERRED STOCK 0.0%

Banking
Citigroup Capital XIII, 7.542% (Capital Security, fixed to floating preferred) (cost $100,000)			4,000	104,960

TOTAL LONG-TERM INVESTMENTS (cost $781,611,662)				779,682,104

SHORT-TERM INVESTMENTS 7.8%

AFFILIATED MUTUAL FUNDS 6.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			26,457,998	26,457,998
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $27,704,362; includes $27,683,996 of cash collateral for securities on loan)(b)(w)			27,699,217	27,704,757

TOTAL AFFILIATED MUTUAL FUNDS (cost $54,162,360)				54,162,755

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 1.2%

Call Options 0.5%
5 Year CDX.NA.IG.28.V1, expiring 06/21/17, Strike Price $55.00	Morgan Stanley		127,800	9,022
5 Year ITRAXX.XO.27.V1,
expiring 06/21/17, Strike Price $237.50	BNP Paribas	EUR	25,000	11,770
expiring 07/19/17, Strike Price $287.50	Morgan Stanley	EUR	25,000	309,105
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00			65	67,031
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	3,500	432,937
Currency Option Euro vs South African Rand,
expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	1,200	106,746
expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	8,000	18,844
Currency Option Euro vs Turkish Lira,
expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	12,000	49,069
expiring 06/27/18, Strike Price 6.00	BNP Paribas	EUR	6,500	65,868
Currency Option Euro vs United States Dollar,
expiring 02/26/18, Strike Price 1.30	Morgan Stanley	EUR	21,000	24,957

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
Currency Option United State Dollar vs Chinese Renminbi,
expiring 11/28/18, Strike Price 7.75	Morgan Stanley	12,500	$121,225
expiring 06/28/17, Strike Price 8.75	Morgan Stanley	12,500	20
Currency Option United States Dollar vs Brazilian Real,
expiring 09/27/17, Strike Price 4.75	Morgan Stanley	16,500	10,537
expiring 06/27/18, Strike Price 5.00	Hong Kong & Shanghai Bank	9,000	58,565
Currency Option United States Dollar vs Canadian Dollar, expiring 01/30/19, Strike Price 1.50	Citigroup Global Markets	20,000	272,566
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 18,000.00	BNP Paribas	9,000	8,758
Currency Option United States Dollar vs Mexican Peso,
expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets	7,700	496,038
expiring 03/27/19, Strike Price 21.50	JPMorgan Chase	12,000	775,415
expiring 09/27/17, Strike Price 22.50	Citigroup Global Markets	7,000	33,390
expiring 09/27/17, Strike Price 25.00	JPMorgan Chase	14,000	20,322
expiring 09/27/17, Strike Price 26.00	JPMorgan Chase	12,000	11,655
expiring 07/27/17, Strike Price 30.00	Morgan Stanley	10,000	380
expiring 05/26/17, Strike Price 35.00	Citigroup Global Markets	7,000	—
Currency Option United States Dollar vs South Korean Won,
expiring 04/26/19, Strike Price 1,250.00	JPMorgan Chase	11,000	387,887
expiring 05/29/17, Strike Price 1,500.00	Citigroup Global Markets	7,000	85
expiring 10/27/17, Strike Price 1,550.00	JPMorgan Chase	11,000	13,765
Currency Option United States Dollar vs Turkish Lira,
expiring 09/28/17, Strike Price 4.00	BNP Paribas	4,000	52,994
expiring 11/08/17, Strike Price 5.00	BNP Paribas	5,000	11,834
expiring 11/29/18, Strike Price 5.00	Credit Suisse First Boston Corp.	8,000	236,766
expiring 09/04/17, Strike Price 6.50	Morgan Stanley	8,000	728
Currency Option Untited State Dollar vs South African Rand,
expiring 11/08/17, Strike Price 25.00	Credit Suisse First Boston Corp.	9,000	3,967
Interest Rate Swaptions,
Receive Fixed rate of 1.38% and pay a floating rate based on 3 Month LIBOR,
expiring 10/30/17	JPMorgan Chase	97,060	97,400
Receive Fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR,
expiring 10/30/17	JPMorgan Chase	97,060	677,499

			4,387,145

See Notes to Financial Statements.

36

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Put Options 0.7%
5 Year CDX.NA.IG.27.V1, expiring 06/21/17, Strike Price $75.00	JPMorgan Chase		127,800	$36,561
5 Year ITRAXX.XO.27.V1, expiring 05/17/17, Strike Price $425.00	BNP Paribas	EUR	25,000	624
Currency Option Australian Dollar vs Japanese Yen,
expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	74,000	39,200
expiring 06/16/17, Strike Price 61.00	Morgan Stanley	AUD	76,000	673
expiring 12/27/17, Strike Price 67.00	BNP Paribas	AUD	116,000	411,549
expiring 06/16/17, Strike Price 70.00	Citigroup Global Markets	AUD	38,000	4,278
expiring 12/27/17, Strike Price 76.00	Morgan Stanley	AUD	58,000	650,792
expiring 04/25/18, Strike Price 81.00	BNP Paribas	AUD	74,000	2,329,385
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Morgan Stanley		4,000	521,731
Currency Option Euro vs. United States Dollar, expiring 02/26/20, Strike Price 1.00	BNP Paribas	EUR	21,000	299,068
Currency Option United States Dollar vs Indonesian Rupiah, expiring 11/28/17, Strike Price 13,200.00	Morgan Stanley		9,000	78,935
Interest Rate Swaptions,
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		5,940	238,098
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	21,174
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	225,442
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		5,940	253,912
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		5,940	36,691
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		510	3,408
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	36,289
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		5,940	42,387

				5,230,197

TOTAL OPTIONS PURCHASED (cost $13,407,637)				9,617,342

TOTAL SHORT-TERM INVESTMENTS (cost $67,569,997)				63,780,097

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $849,181,659)				843,462,201

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (1.2)%

Call Options (0.6)%
5 Year CDX.NA.IG.28.V1, expiring 06/21/17, Strike Price $65.00	Morgan Stanley		127,800	$(175,714)
5 Year ITRAXX.XO.27.V1,
expiring 07/19/17, Strike Price $250.00	Morgan Stanley	EUR	25,000	(54,276)
expiring 06/21/17, Strike Price $262.50	BNP Paribas	EUR	25,000	(86,872)
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price 128.00			65	(5,078)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	3,500	(205,145)
Currency Option Euro vs South African Rand,
expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	1,200	(44,853)
expiring 09/26/18, Strike Price 22.00	BNP Paribas	EUR	8,000	(147,371)
Currency Option Euro vs Turkish Lira,
expiring 06/27/18, Strike Price 6.00	Credit Suisse First Boston Corp.	EUR	6,500	(65,669)
expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	12,000	(427,153)
Currency Option Euro vs United States Dollar, expiring 02/26/20, Strike Price 1.30	Morgan Stanley	EUR	21,000	(413,746)
Currency Option United State Dollar vs Chinese Renminbi, expiring 11/28/18, Strike Price 8.75	Morgan Stanley		25,000	(75,706)
Currency Option United States Dollar vs Brazilian Real,
expiring 09/26/18, Strike Price 4.75	Morgan Stanley		16,500	(202,753)
expiring 06/27/18, Strike Price 5.00	Credit Suisse First Boston Corp.		9,000	(58,565)
expiring 04/26/19, Strike Price 5.00	Hong Kong & Shanghai Bank		12,500	(251,839)
expiring 02/26/18, Strike Price 5.50	Hong Kong & Shanghai Bank		12,500	(20,409)
Currency Option United States Dollar vs Indonesian Rupiah,
expiring 02/26/18, Strike Price 16,000.00	BNP Paribas		9,000	(55,643)
expiring 11/28/17, Strike Price 18,000.00	Morgan Stanley		9,000	(8,758)
Currency Option United States Dollar vs Mexican Peso,
expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		7,700	(216,781)
expiring 09/27/17, Strike Price 22.50	JPMorgan Chase		7,000	(33,390)
expiring 03/27/19, Strike Price 24.00	JPMorgan Chase		24,000	(857,346)
expiring 09/27/17, Strike Price 25.00	Citigroup Global Markets		14,000	(20,322)
expiring 01/29/19, Strike Price 30.00	Morgan Stanley		10,000	(99,372)
Currency Option United States Dollar vs South African Rand, expiring 11/28/18, Strike Price 24.00	Credit Suisse First Boston Corp.		9,000	(95,771)
Currency Option United States Dollar vs South Korean Won,
expiring 07/27/18, Strike Price 1,500.00	Citigroup Global Markets		7,000	(56,883)
expiring 04/26/19, Strike Price 1,400.00	JPMorgan Chase		22,000	(444,476)

See Notes to Financial Statements.

38

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
Currency Option United States Dollar vs Turkish Lira,
expiring 09/28/17, Strike Price 4.00	Morgan Stanley		4,000	$(52,994)
expiring 11/08/17, Strike Price 5.00	Credit Suisse First Boston Corp.		5,000	(11,834)
expiring 11/29/18, Strike Price 5.00	BNP Paribas		8,000	(236,766)
expiring 11/29/18, Strike Price 6.00	Credit Suisse First Boston Corp.		8,000	(107,634)
Interest Rate Swaptions,
Pay a fixed rate of 1.63% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	(240,418)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		97,060	(310,621)

				(5,084,158)

Put Options (0.6)%
5 Year CDX.NA.IG.27.V1, expiring 06/21/17, Strike Price $100.00	JPMorgan Chase		127,800	(7,300)
5 Year ITRAXX.XO.27.V1, expiring 07/19/17, Strike Price $425.00	Morgan Stanley	EUR	25,000	(18,711)
Currency Option Australian Dollar vs Japanese Yen,
expiring 06/16/17, Strike Price 61.00	Citigroup Global Markets	AUD	76,000	(673)
expiring 12/27/17, Strike Price 67.00	Morgan Stanley	AUD	116,000	(411,549)
expiring 06/16/17, Strike Price 70.00	Morgan Stanley	AUD	38,000	(4,278)
expiring 04/25/18, Strike Price 72.50	BNP Paribas	AUD	148,000	(1,839,236)
expiring 12/27/17, Strike Price 76.00	BNP Paribas	AUD	58,000	(650,792)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	3,500	(27,027)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	1,200	(20,469)
Currency Option Euro vs United States Dollar, expiring 02/26/18, Strike Price 1.00	BNP Paribas	EUR	21,000	(116,530)
Currency Option United States Dollar vs Brazilian Real, expiring 11/16/17, Strike Price 3.70	Citigroup Global Markets		4,000	(521,731)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		7,700	(85,912)
Interest Rate Swaptions,
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		5,430	(122,837)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Interest Rate Swaptions, (cont’d.)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	510	$(11,537)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group	5,940	(127,662)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	5,940	(140,183)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group	5,940	(65,280)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	5,430	(63,817)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	510	(5,994)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group	5,940	(73,798)

			(4,315,316)

TOTAL OPTIONS WRITTEN (premiums received $14,401,230)			(9,399,474)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.5% (cost $834,780,429)			834,062,727
Liabilities in excess of other assets(z) (1.5)%			(12,671,921)

NET ASSETS 100.0%			$821,390,806

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

BUBOR—Budapest Interbank Offered Rate

CABs—Capital Appreciation Bonds

See Notes to Financial Statements.

40

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage Backed Securities Index

CMM—Constant Maturity Mortgage

CMT—Constant Maturity Treasury

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

IO—Interest Only

ITRAXX—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MUNIPSA—SIFMA Municipal Swap Weekely Yield Index

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OAT—Obligations Assimiilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

UKRPI—United Kingdom Retail Prices Index

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,067,963 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,371,720; cash collateral of $27,683,996 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Indicates a restricted security; the original cost of such security is $2,691,617. The value of $2,807,239 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $6,816,729 is approximately 0.8% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of April 30, 2017.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at April 30, 2017.

See Notes to Financial Statements.

42

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1,214	5 Year U.S. Treasury Notes	Jun. 2017	$142,664,613	$143,745,188	$1,080,575
2	10 Year Australian Treasury Bonds	Jun. 2017	188,903	194,267	5,364
1	10 Year Swedish Government Bonds	Jun. 2017	171,819	171,946	127
155	10 Year U.K. Gilt	Jun. 2017	25,191,127	25,751,023	559,896
1,428	10 Year U.S. Treasury Notes	Jun. 2017	178,101,475	179,526,375	1,424,900
34	20 Year U.S. Treasury Bonds	Jun. 2017	5,114,785	5,200,938	86,153
336	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	53,768,909	54,747,000	978,091
214	Euro-OAT	Jun. 2017	34,313,183	34,929,260	616,077

					4,751,183

	Short Positions:
241	2 Year U.S. Treasury Notes	Jun. 2017	52,194,131	52,202,859	(8,728)
182	5 Year Euro-Bobl	Jun. 2017	26,146,480	26,141,609	4,871
337	10 Year Euro-Bund	Jun. 2017	59,307,436	59,388,532	(81,096)
89	Euro Schatz. DUA Index	Jun. 2017	10,892,198	10,881,419	10,779

					(74,174)

					$4,677,009

Foreign Bonds and a U.S. Treasury Obligation with a combined market value of $6,727,097 have been segregated with
J.P. Morgan Securities LLC to cover requirements for open futures contracts at April 30, 2017.

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/15/17	Citigroup Global Markets	ARS	18,344	$1,134,430	$1,182,393	$47,963
Expiring 07/06/17	Citigroup Global Markets	ARS	45,539	2,825,000	2,862,224	37,224
Expiring 07/06/17	Citigroup Global Markets	ARS	35,869	2,246,034	2,254,454	8,420
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	3,388	2,550,000	2,533,687	(16,313)
Expiring 07/12/17	Citigroup Global Markets	AUD	1,101	822,000	823,416	1,416
Expiring 07/12/17	Citigroup Global Markets	AUD	640	485,000	478,910	(6,090)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Australian Dollar, (cont’d.)
Expiring 07/12/17	UBS AG	AUD	3,994	$3,025,100	$2,986,680	$(38,420)
Expiring 07/12/17	UBS AG	AUD	1,248	940,000	933,511	(6,489)
Expiring 07/31/17	Morgan Stanley	AUD	5,727	4,276,959	4,282,003	5,044
Brazilian Real,
Expiring 05/03/17	Barclays Capital Group	BRL	17,438	5,559,031	5,489,548	(69,483)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	17,438	5,525,738	5,489,547	(36,191)
Expiring 06/02/17	Citigroup Global Markets	BRL	17,438	5,445,416	5,445,782	366
Expiring 06/02/17	Goldman Sachs & Co.	BRL	19,268	6,027,000	6,017,241	(9,759)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	17,438	5,440,320	5,445,782	5,462
Expiring 07/31/17	Citigroup Global Markets	BRL	7,517	2,355,090	2,317,580	(37,510)
Expiring 07/31/17	Citigroup Global Markets	BRL	616	193,000	190,039	(2,961)
Expiring 07/31/17	Citigroup Global Markets	BRL	214	66,000	65,962	(38)
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,319	1,708,955	340,636
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	1,600	464,000	464,642	642
British Pound,
Expiring 07/27/17	Citigroup Global Markets	GBP	1,328	1,710,000	1,724,859	14,859
Canadian Dollar,
Expiring 07/12/17	Citigroup Global Markets	CAD	4,181	3,136,763	3,066,038	(70,725)
Expiring 07/12/17	UBS AG	CAD	9,297	6,973,216	6,818,767	(154,449)
Expiring 07/12/17	UBS AG	CAD	3,138	2,368,544	2,301,723	(66,821)
Expiring 07/12/17	UBS AG	CAD	934	700,000	685,084	(14,916)
Expiring 07/31/17	Citigroup Global Markets	CAD	161	118,000	117,977	(23)
Expiring 07/31/17	JPMorgan Chase	CAD	415	304,000	304,357	357
Expiring 07/31/17	UBS AG	CAD	492	362,000	360,688	(1,312)
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,178,337	(155,663)
Chinese Renminbi,
Expiring 07/31/17	BNP Paribas	CNH	6,725	969,143	969,287	144
Expiring 07/31/17	Citigroup Global Markets	CNH	1,764	254,000	254,267	267
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	99,051	5,051
Colombian Peso,
Expiring 07/12/17	Citigroup Global Markets	COP	3,034,565	1,059,000	1,020,202	(38,798)
Expiring 07/12/17	UBS AG	COP	1,099,663	379,390	369,700	(9,690)
Expiring 07/12/17	UBS AG	COP	1,099,663	381,364	369,700	(11,664)
Czech Koruna,
Expiring 07/12/17	Citigroup Global Markets	CZK	52,909	2,124,000	2,157,619	33,619
Expiring 07/12/17	Citigroup Global Markets	CZK	9,744	392,284	397,341	5,057
Expiring 07/12/17	Goldman Sachs & Co.	CZK	79,746	3,209,077	3,252,019	42,942
Expiring 07/12/17	UBS AG	CZK	79,746	3,211,791	3,252,019	40,228
Expiring 07/12/17	UBS AG	CZK	65,617	2,643,844	2,675,848	32,004

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Danish Krone,
Expiring 07/21/17	Goldman Sachs & Co.	DKK	1,100	$160,000	$161,855	$1,855
Expiring 07/21/17	UBS AG	DKK	3,254	470,247	478,730	8,483
Euro,
Expiring 07/27/17	BNP Paribas	EUR	740	808,600	810,011	1,411
Expiring 07/27/17	Citigroup Global Markets	EUR	247	269,870	270,460	590
Expiring 07/27/17	UBS AG	EUR	14,883	16,113,000	16,287,113	174,113
Expiring 07/31/17	Goldman Sachs & Co.	EUR	146	160,000	160,012	12
Expiring 07/31/17	JPMorgan Chase	EUR	1,090	1,193,163	1,193,233	70
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,739	6,446,068	160,329
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,808	5,308,663	7,855
Hungarian Forint,
Expiring 07/21/17	Bank of America	HUF	777,315	2,663,816	2,711,332	47,516
Expiring 07/21/17	JPMorgan Chase	HUF	822,770	2,824,000	2,869,883	45,883
Expiring 07/21/17	UBS AG	HUF	2,904	10,000	10,131	131
Indian Rupee,
Expiring 06/08/17	Barclays Capital Group	INR	459,693	6,830,195	7,104,392	274,197
Expiring 06/08/17	Barclays Capital Group	INR	36,067	556,630	557,401	771
Expiring 06/08/17	Citigroup Global Markets	INR	433,732	6,443,325	6,703,186	259,861
Expiring 06/08/17	Citigroup Global Markets	INR	89,154	1,354,000	1,377,847	23,847
Expiring 06/08/17	Citigroup Global Markets	INR	46,594	693,000	720,092	27,092
Expiring 06/08/17	JPMorgan Chase	INR	247,488	3,804,000	3,824,846	20,846
Expiring 06/08/17	UBS AG	INR	78,228	1,207,416	1,208,994	1,578
Expiring 06/08/17	UBS AG	INR	69,755	1,061,000	1,078,047	17,047
Expiring 06/08/17	UBS AG	INR	68,544	1,040,600	1,059,329	18,729
Expiring 06/08/17	UBS AG	INR	38,122	577,000	589,169	12,169
Expiring 07/31/17	BNP Paribas	INR	6,514	93,548	99,926	6,378
Expiring 07/31/17	JPMorgan Chase	INR	96,648	1,360,000	1,482,670	122,670
Indonesian Rupiah,
Expiring 06/16/17	Barclays Capital Group	IDR	5,975,062	446,000	445,799	(201)
Expiring 06/16/17	UBS AG	IDR	82,380,660	6,157,000	6,146,421	(10,579)
Expiring 07/17/17	Citigroup Global Markets	IDR	65,808,903	4,821,165	4,891,971	70,806
Expiring 07/31/17	Barclays Capital Group	IDR	5,685,840	424,032	421,986	(2,046)
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	22,090	6,040,578	6,116,325	75,747
Expiring 07/21/17	Citigroup Global Markets	ILS	592	161,400	163,801	2,401
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	12,687,518	114,818,649	114,238,756	(579,893)
Expiring 07/27/17	Citigroup Global Markets	JPY	1,634,643	15,030,000	14,718,372	(311,628)
Expiring 07/27/17	JPMorgan Chase	JPY	23,187	209,413	208,777	(636)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Japanese Yen, (cont’d.)
Expiring 07/27/17	UBS AG	JPY	76,748	$690,985	$691,043	$58
Expiring 07/31/17	UBS AG	JPY	48,263	437,000	434,647	(2,353)
Malaysian Ringgit,
Expiring 07/03/17	Citigroup Global Markets	MYR	4,901	1,103,751	1,125,922	22,171
Mexican Peso,
Expiring 06/08/17	Citigroup Global Markets	MXN	36,942	1,941,600	1,948,868	7,268
Expiring 06/08/17	Citigroup Global Markets	MXN	17,980	929,150	948,541	19,391
Expiring 06/08/17	Citigroup Global Markets	MXN	11,930	620,000	629,382	9,382
Expiring 06/08/17	Citigroup Global Markets	MXN	11,889	613,000	627,188	14,188
Expiring 06/08/17	Citigroup Global Markets	MXN	8,822	444,000	465,398	21,398
Expiring 06/08/17	Goldman Sachs & Co.	MXN	111,997	5,671,309	5,908,341	237,032
Expiring 06/08/17	Goldman Sachs & Co.	MXN	14,560	751,450	768,129	16,679
Expiring 06/08/17	Goldman Sachs & Co.	MXN	14,555	751,450	767,834	16,384
Expiring 06/08/17	JPMorgan Chase	MXN	17,985	929,150	948,783	19,633
Expiring 06/08/17	JPMorgan Chase	MXN	7,192	367,600	379,389	11,789
Expiring 06/08/17	UBS AG	MXN	63,599	3,362,461	3,355,127	(7,334)
Expiring 06/08/17	UBS AG	MXN	38,391	1,945,972	2,025,302	79,330
Expiring 06/08/17	UBS AG	MXN	37,134	1,837,062	1,958,994	121,932
Expiring 06/08/17	UBS AG	MXN	28,933	1,456,852	1,526,326	69,474
Expiring 06/08/17	UBS AG	MXN	8,328	419,000	439,324	20,324
Expiring 06/08/17	UBS AG	MXN	7,846	395,000	413,903	18,903
Expiring 06/08/17	UBS AG	MXN	7,019	355,000	370,260	15,260
Expiring 06/08/17	UBS AG	MXN	3,000	155,000	158,281	3,281
Expiring 07/31/17	JPMorgan Chase	MXN	33,890	1,759,745	1,772,911	13,166
Expiring 07/31/17	Morgan Stanley	MXN	4,282	200,000	223,989	23,989
Expiring 09/29/17	Citigroup Global Markets	MXN	41,685	1,938,000	2,160,354	222,354
Expiring 03/27/18	Citigroup Global Markets	MXN	62,863	3,160,000	3,171,253	11,253
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	70,428	2,311,000	2,338,014	27,014
Expiring 06/08/17	Citigroup Global Markets	TWD	63,814	2,104,000	2,118,466	14,466
Expiring 06/08/17	Citigroup Global Markets	TWD	38,532	1,270,000	1,279,154	9,154
Expiring 06/08/17	Citigroup Global Markets	TWD	36,474	1,181,000	1,210,840	29,840
Expiring 06/08/17	UBS AG	TWD	61,278	2,039,542	2,034,268	(5,274)
Expiring 06/08/17	UBS AG	TWD	40,892	1,350,000	1,357,489	7,489
Expiring 06/08/17	UBS AG	TWD	7,272	236,000	241,422	5,422
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	3,896	2,730,000	2,670,091	(59,909)
Expiring 07/12/17	Citigroup Global Markets	NZD	694	485,000	475,392	(9,608)
Expiring 07/12/17	UBS AG	NZD	5,207	3,640,800	3,568,650	(72,150)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
New Zealand Dollar, (cont’d.)
Expiring 07/12/17	UBS AG	NZD	3,422	$2,376,270	$2,345,063	$(31,207)
Expiring 07/12/17	UBS AG	NZD	1,633	1,144,000	1,119,160	(24,840)
Expiring 07/12/17	UBS AG	NZD	726	502,000	497,696	(4,304)
Norwegian Krone,
Expiring 07/21/17	Goldman Sachs & Co.	NOK	14,332	1,682,757	1,670,890	(11,867)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	3,403	399,587	396,781	(2,806)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	3,388	397,600	394,984	(2,616)
Expiring 07/21/17	UBS AG	NOK	12,545	1,466,000	1,462,585	(3,415)
Expiring 07/21/17	UBS AG	NOK	9,132	1,064,000	1,064,621	621
Expiring 07/21/17	UBS AG	NOK	3,408	399,589	397,300	(2,289)
Expiring 07/21/17	UBS AG	NOK	3,389	397,600	395,158	(2,442)
Expiring 07/21/17	UBS AG	NOK	3,355	393,624	391,117	(2,507)
Peruvian Nuevo Sol,
Expiring 07/26/17	UBS AG	PEN	6,639	2,031,774	2,028,516	(3,258)
Expiring 07/27/17	Barclays Capital Group	PEN	2,160	660,000	659,984	(16)
Expiring 07/27/17	Citigroup Global Markets	PEN	1,878	573,674	573,747	73
Philippine Peso,
Expiring 07/12/17	Citigroup Global Markets	PHP	18,679	375,000	372,416	(2,584)
Expiring 07/12/17	UBS AG	PHP	156,497	3,145,850	3,120,219	(25,631)
Expiring 07/12/17	UBS AG	PHP	104,587	2,093,000	2,085,253	(7,747)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	11,207	2,834,899	2,887,155	52,256
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	172,572	2,996,354	2,984,706	(11,648)
Expiring 07/07/17	Barclays Capital Group	RUB	33,772	590,000	584,094	(5,906)
Expiring 07/07/17	Citigroup Global Markets	RUB	138,303	2,419,150	2,392,005	(27,145)
Expiring 07/07/17	Citigroup Global Markets	RUB	68,448	1,207,415	1,183,843	(23,572)
Expiring 07/07/17	Citigroup Global Markets	RUB	32,269	561,000	558,101	(2,899)
Expiring 07/07/17	Citigroup Global Markets	RUB	22,502	391,300	389,176	(2,124)
Expiring 07/07/17	Goldman Sachs & Co.	RUB	172,572	2,993,963	2,984,706	(9,257)
Expiring 07/07/17	UBS AG	RUB	83,251	1,452,900	1,439,864	(13,036)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	3,269	2,343,900	2,341,251	(2,649)
Expiring 06/16/17	Citigroup Global Markets	SGD	1,284	919,000	919,508	508
Expiring 06/16/17	UBS AG	SGD	1,955	1,400,000	1,399,654	(346)
Expiring 06/16/17	UBS AG	SGD	401	286,000	286,884	884
Expiring 06/16/17	UBS AG	SGD	274	196,000	196,067	67

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	12,744	$913,650	$942,454	$28,804
Expiring 07/07/17	UBS AG	ZAR	28,400	2,131,000	2,100,238	(30,762)
Expiring 07/07/17	UBS AG	ZAR	11,898	884,000	879,904	(4,096)
Expiring 07/31/17	JPMorgan Chase	ZAR	30,002	2,228,801	2,209,535	(19,266)
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	3,535,759	3,110,000	3,109,060	(940)
Expiring 06/21/17	Citigroup Global Markets	KRW	6,446,487	5,626,827	5,668,518	41,691
Expiring 07/31/17	Citigroup Global Markets	KRW	120,260	106,640	105,796	(844)
Expiring 07/31/17	UBS AG	KRW	156,710	139,000	137,863	(1,137)
Swedish Krona,
Expiring 07/21/17	Goldman Sachs & Co.	SEK	9,129	1,045,000	1,035,253	(9,747)
Expiring 07/21/17	UBS AG	SEK	65,100	7,288,748	7,382,622	93,874
Expiring 07/21/17	UBS AG	SEK	1,556	174,000	176,501	2,501
Swiss Franc,
Expiring 07/27/17	UBS AG	CHF	2,948	2,980,000	2,979,105	(895)
Thai Baht,
Expiring 05/17/17	Citigroup Global Markets	THB	74,713	2,175,000	2,159,715	(15,285)
Expiring 05/17/17	Citigroup Global Markets	THB	50,167	1,431,704	1,450,158	18,454
Expiring 05/17/17	Citigroup Global Markets	THB	27,682	785,000	800,181	15,181
Expiring 05/17/17	Citigroup Global Markets	THB	25,783	750,000	745,293	(4,707)
Expiring 05/17/17	Citigroup Global Markets	THB	7,953	228,000	229,900	1,900
Expiring 05/17/17	UBS AG	THB	34,017	981,000	983,325	2,325
Turkish Lira,
Expiring 05/08/17	Bank of America	TRY	3,953	1,049,350	1,110,192	60,842
Expiring 05/08/17	Bank of America	TRY	2,624	707,300	736,937	29,637
Expiring 05/08/17	UBS AG	TRY	6,751	1,840,000	1,896,270	56,270
Expiring 05/08/17	UBS AG	TRY	2,567	700,160	721,139	20,979
Expiring 05/08/17	UBS AG	TRY	2,100	573,000	589,720	16,720
Expiring 05/08/17	UBS AG	TRY	949	252,000	266,523	14,523
Expiring 05/08/17	UBS AG	TRY	808	215,900	227,016	11,116
Expiring 07/31/17	Citigroup Global Markets	TRY	1,192	327,000	326,701	(299)
Expiring 07/31/17	Citigroup Global Markets	TRY	750	203,831	205,554	1,723
Expiring 07/31/17	Citigroup Global Markets	TRY	545	149,000	149,325	325
Expiring 09/29/17	BNP Paribas	TRY	1,285	384,000	346,238	(37,762)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	1,038,232	38,232

				$423,517,043	$424,957,884	$1,440,841

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Citigroup Global Markets	ARS	47,246	$2,940,000	$2,969,500	$(29,500)
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	2,098	1,568,381	1,569,147	(766)
Expiring 07/12/17	Goldman Sachs & Co.	AUD	2,139	1,606,000	1,599,871	6,129
Expiring 07/12/17	Goldman Sachs & Co.	AUD	1,455	1,095,000	1,087,891	7,109
Expiring 07/12/17	UBS AG	AUD	22,840	17,083,694	17,081,066	2,628
Expiring 07/12/17	UBS AG	AUD	3,132	2,344,419	2,342,045	2,374
Expiring 07/12/17	UBS AG	AUD	1,584	1,184,272	1,184,240	32
Expiring 07/31/17	UBS AG	AUD	554	417,000	414,301	2,699
Brazilian Real,
Expiring 05/03/17	Citigroup Global Markets	BRL	17,438	5,488,952	5,489,547	(595)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	17,438	5,483,775	5,489,548	(5,773)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	10,563	3,330,000	3,298,610	31,390
Expiring 07/31/17	UBS AG	BRL	1,030	316,000	317,582	(1,582)
Expiring 07/31/17	UBS AG	BRL	608	187,000	187,496	(496)
Expiring 07/31/17	UBS AG	BRL	449	139,000	138,298	702
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,708,955	(508,955)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	968,499	(111,356)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	850,138	(37,138)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	1,968,934	11,066
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,446,722	11,278
British Pound,
Expiring 07/27/17	Bank of America	GBP	12,669	16,281,860	16,451,352	(169,492)
Expiring 07/27/17	Citigroup Global Markets	GBP	3,722	4,771,871	4,832,691	(60,820)
Expiring 07/27/17	UBS AG	GBP	1,006	1,304,000	1,305,724	(1,724)
Canadian Dollar,
Expiring 07/12/17	Goldman Sachs & Co.	CAD	819	603,000	600,883	2,117
Expiring 07/12/17	Goldman Sachs & Co.	CAD	196	144,590	143,796	794
Expiring 07/12/17	UBS AG	CAD	4,948	3,670,000	3,628,789	41,211
Expiring 07/12/17	UBS AG	CAD	1,452	1,072,000	1,064,757	7,243
Expiring 07/12/17	UBS AG	CAD	991	742,000	726,743	15,257
Chilean Peso,
Expiring 07/12/17	Citigroup Global Markets	CLP	1,166,696	1,767,721	1,741,998	25,723
Expiring 07/12/17	JPMorgan Chase	CLP	1,812,560	2,780,000	2,706,341	73,659
Expiring 07/12/17	UBS AG	CLP	1,570,086	2,407,000	2,344,302	62,698

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Chinese Renminbi,
Expiring 07/26/17	Citigroup Global Markets	CNH	37,540	$5,419,045	$5,411,934	$7,111
Expiring 07/26/17	UBS AG	CNH	14,163	2,039,541	2,041,834	(2,293)
Expiring 07/26/17	UBS AG	CNH	14,073	2,031,774	2,028,786	2,988
Colombian Peso,
Expiring 07/12/17	Goldman Sachs & Co.	COP	2,041,757	701,900	686,426	15,474
Czech Koruna,
Expiring 07/12/17	UBS AG	CZK	106,753	4,278,000	4,353,390	(75,390)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	50,474	55,437,960	55,234,730	203,230
Expiring 07/27/17	Citigroup Global Markets	EUR	3,735	4,075,785	4,087,081	(11,296)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	13,034	14,014,268	14,263,725	(249,457)
Expiring 07/27/17	JPMorgan Chase	EUR	2,615	2,858,428	2,861,656	(3,228)
Expiring 07/27/17	UBS AG	EUR	2,623	2,824,000	2,870,623	(46,623)
Expiring 07/27/17	UBS AG	EUR	627	685,549	685,966	(417)
Expiring 02/28/18	BNP Paribas	EUR	5,554	5,973,327	6,153,800	(180,473)
Hong Kong Dollar,
Expiring 05/17/17	Citigroup Global Markets	HKD	5,239	675,245	673,757	1,488
Hungarian Forint,
Expiring 07/21/17	UBS AG	HUF	302,433	1,036,000	1,054,909	(18,909)
Indian Rupee,
Expiring 06/08/17	Barclays Capital Group	INR	55,900	860,000	863,915	(3,915)
Expiring 06/08/17	Citigroup Global Markets	INR	24,130	366,000	372,927	(6,927)
Expiring 06/08/17	UBS AG	INR	237,001	3,637,500	3,662,774	(25,274)
Expiring 07/31/17	JPMorgan Chase	INR	103,387	1,479,279	1,586,043	(106,764)
Indonesian Rupiah,
Expiring 06/16/17	Citigroup Global Markets	IDR	12,563,787	933,070	937,384	(4,314)
Expiring 06/16/17	UBS AG	IDR	59,005,800	4,410,000	4,402,423	7,577
Expiring 06/16/17	UBS AG	IDR	16,468,600	1,229,000	1,228,722	278
Expiring 11/30/17	Morgan Stanley	IDR	43,041,375	2,925,000	3,149,380	(224,380)
Expiring 02/28/18	BNP Paribas	IDR	9,951,025	707,000	720,395	(13,395)
Israeli Shekel,
Expiring 07/21/17	UBS AG	ILS	17,932	4,900,000	4,964,931	(64,931)
Japanese Yen,
Expiring 07/27/17	UBS AG	JPY	337,646	3,101,000	3,040,175	60,825
Expiring 07/27/17	UBS AG	JPY	227,259	2,044,611	2,046,242	(1,631)
Expiring 07/27/17	UBS AG	JPY	158,281	1,430,326	1,425,169	5,157
Expiring 07/27/17	UBS AG	JPY	158,022	1,430,327	1,422,839	7,488
Expiring 07/31/17	JPMorgan Chase	JPY	503,189	4,521,117	4,531,581	(10,464)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso,
Expiring 06/08/17	UBS AG	MXN	128,121	$6,750,000	$6,758,933	$(8,933)
Expiring 07/31/17	UBS AG	MXN	4,112	213,000	215,133	(2,133)
Expiring 07/31/17	UBS AG	MXN	3,400	177,000	177,886	(886)
Expiring 09/29/17	Citigroup Global Markets	MXN	43,925	2,153,000	2,276,445	(123,445)
Expiring 09/29/17	JPMorgan Chase	MXN	7,338	376,000	380,307	(4,307)
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,039,079	(205,079)
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,259,713	2,287
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	249,149	8,105,030	8,271,073	(166,043)
Expiring 06/08/17	Citigroup Global Markets	TWD	121,430	4,001,000	4,031,165	(30,165)
Expiring 06/08/17	Citigroup Global Markets	TWD	72,038	2,372,000	2,391,458	(19,458)
Expiring 06/08/17	Citigroup Global Markets	TWD	40,927	1,357,000	1,358,672	(1,672)
Expiring 06/08/17	Citigroup Global Markets	TWD	27,605	910,000	916,408	(6,408)
Expiring 06/08/17	Citigroup Global Markets	TWD	16,828	553,000	558,638	(5,638)
Expiring 06/08/17	UBS AG	TWD	60,862	1,975,727	2,020,466	(44,739)
Expiring 06/08/17	UBS AG	TWD	30,723	1,018,000	1,019,913	(1,913)
Expiring 06/08/17	UBS AG	TWD	20,094	661,000	667,081	(6,081)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	52,484	36,446,617	35,969,686	476,931
Expiring 07/12/17	Citigroup Global Markets	NZD	2,265	1,568,381	1,552,564	15,817
Expiring 07/12/17	UBS AG	NZD	1,713	1,184,272	1,174,269	10,003
Norwegian Krone,
Expiring 07/21/17	Citigroup Global Markets	NOK	67,337	7,840,000	7,850,580	(10,580)
Expiring 07/21/17	Citigroup Global Markets	NOK	3,106	363,000	362,120	880
Expiring 07/21/17	UBS AG	NOK	4,716	554,000	549,872	4,128
Philippine Peso,
Expiring 07/12/17	Bank of America	PHP	314,570	6,226,639	6,271,872	(45,233)
Expiring 07/12/17	UBS AG	PHP	228,169	4,570,000	4,549,212	20,788
Expiring 07/12/17	UBS AG	PHP	16,091	322,000	320,825	1,175
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	19,057	4,800,000	4,909,463	(109,463)
Russian Ruble,
Expiring 07/07/17	Goldman Sachs & Co.	RUB	88,426	1,514,925	1,529,368	(14,443)
Expiring 07/07/17	UBS AG	RUB	88,590	1,514,925	1,532,198	(17,273)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	873	625,000	625,325	(325)
Expiring 06/16/17	Citigroup Global Markets	SGD	538	380,477	385,141	(4,664)
Expiring 06/16/17	UBS AG	SGD	5,699	4,075,785	4,080,708	(4,923)
Expiring 06/16/17	UBS AG	SGD	2,849	2,043,323	2,040,041	3,282
Expiring 06/16/17	UBS AG	SGD	2,846	2,043,323	2,038,053	5,270

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Singapore Dollar, (cont’d.):
Expiring 06/16/17	UBS AG	SGD	2,594	$1,837,923	$1,857,688	$(19,765)
Expiring 06/16/17	UBS AG	SGD	1,043	738,000	746,574	(8,574)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	34,885	2,650,486	2,579,825	70,661
Expiring 07/07/17	Citigroup Global Markets	ZAR	29,469	2,241,514	2,179,302	62,212
Expiring 07/07/17	Citigroup Global Markets	ZAR	6,266	470,000	463,392	6,608
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	1,033,389	(293,389)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	518,354	(68,354)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	833,281	(52,281)
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	1,648,504	1,441,000	1,449,561	(8,561)
Expiring 06/21/17	UBS AG	KRW	3,592,875	3,145,850	3,159,284	(13,434)
Expiring 06/21/17	UBS AG	KRW	3,100,326	2,727,000	2,726,176	824
Expiring 07/31/17	UBS AG	KRW	117,122	103,000	103,036	(36)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	590,487	(4,911)
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	567,126	874
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	66,402	7,450,000	7,530,261	(80,261)
Swiss Franc,
Expiring 07/27/17	Citigroup Global Markets	CHF	1,442	1,457,000	1,457,096	(96)
Expiring 07/27/17	UBS AG	CHF	5,183	5,240,640	5,238,113	2,527
Expiring 07/27/17	UBS AG	CHF	1,392	1,407,000	1,406,775	225
Turkish Lira,
Expiring 05/08/17	Citigroup Global Markets	TRY	1,622	430,828	455,707	(24,879)
Expiring 05/08/17	Goldman Sachs & Co.	TRY	2,678	709,320	752,051	(42,731)
Expiring 05/08/17	JPMorgan Chase	TRY	22,793	6,179,844	6,401,813	(221,969)
Expiring 05/08/17	UBS AG	TRY	868	235,000	243,935	(8,935)
Expiring 09/29/17	Morgan Stanley	TRY	1,550	489,200	417,836	71,364
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	408,278	11,722
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	392,980	32,020
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,366	2,442,188	(194,822)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	643,630	83,370

				$376,748,701	$379,105,088	(2,356,387)

						$(915,546)

See Notes to Financial Statements.

52

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/20/17	Buy	AUD	1,495	JPY	110,735	$122,990	Citigroup Global Markets
06/20/17	Buy	JPY	202,716	AUD	2,533	(72,674)	Morgan Stanley
07/12/17	Buy	CZK	48,785	EUR	1,842	(25,215)	Citigroup Global Markets
07/12/17	Buy	EUR	6,541	CZK	176,445	(43,056)	Citigroup Global Markets
07/12/17	Buy	EUR	715	CZK	19,305	(6,000)	Citigroup Global Markets
07/12/17	Buy	EUR	507	CZK	13,705	(3,961)	Citigroup Global Markets
07/21/17	Buy	PLN	4,199	EUR	979	11,243	UBS AG
12/29/17	Buy	AUD	955	JPY	75,302	29,053	Morgan Stanley
12/29/17	Buy	JPY	393,481	AUD	4,777	7,332	BNP Paribas
04/06/18	Buy	BRL	5,262	EUR	1,449	(55,918)	Citigroup Global Markets
04/06/18	Buy	ZAR	8,260	EUR	519	8,192	Goldman Sachs & Co.
04/27/18	Buy	AUD	3,867	JPY	315,857	(5,282)	BNP Paribas
06/29/18	Buy	EUR	886	TRY	3,420	131,102	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	4,928	EUR	1,094	15,837	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	2,583	EUR	582	(1,362)	BNP Paribas
09/28/18	Buy	EUR	991	ZAR	15,544	42,661	BNP Paribas
04/30/19	Buy	EUR	2,559	TRY	12,437	20,796	BNP Paribas

						$175,738

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	05/30/17	1.500%	85	$11	$—	$11	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	79	10	—	10	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	130	16	—	16	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	130	16	—	16	Goldman Sachs & Co.
Bank of America Commercial Mortgage Trust	05/30/17	1.500%	16	25	—	25	Goldman Sachs & Co.
Bank of America Commercial Mortgage Trust	05/30/17	1.500%	21	32	—	32	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	205	26	—	26	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	59	$7	$—	$7	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	258	32	—	32	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	242	30	—	30	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	79	10	—	10	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	05/30/17	1.500%	62	95	—	95	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	60	10	—	10	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	42	65	—	65	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	22	34	—	34	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	25	39	—	39	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	172	264	—	264	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	45	69	—	69	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	29	45	—	45	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	167	257	—	257	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	24	37	—	37	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	05/30/17	1.500%	36	55	—	55	Goldman Sachs & Co.
Countrywide Home Equity	05/30/17	1.500%	84	11	—	11	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	244	335	—	335	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	133	183	—	183	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	53	72	—	72	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	129	199	—	199	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	84	129	—	129	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	28	43	—	43	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	34	52	—	52	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	66	101	—	101	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	154	236	—	236	Goldman Sachs & Co.
GSAMP Home Equity	05/30/17	1.500%	80	10	—	10	Goldman Sachs & Co.

See Notes to Financial Statements.

54

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	24	$37	$—	$37	Goldman Sachs & Co.
JPMBB Commercial Mortgage Trust	05/30/17	1.500%	13	20	—	20	Goldman Sachs & Co.
JPMBB Commercial Mortgage Trust	05/30/17	1.500%	86	132	—	132	Goldman Sachs & Co.
Lehman Home Equity	05/30/17	1.500%	166	21	—	21	Goldman Sachs & Co.
LNR CDO Ltd.	05/11/17	1.500%	833	1,180	—	1,180	Goldman Sachs & Co.
Long Beach Home Equity	05/30/17	1.500%	149	19	—	19	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	15	23	—	23	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	40	62	—	62	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	34	52	—	52	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	27	42	—	42	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	194	298	—	298	Goldman Sachs & Co.
Option One Home Equity	05/30/17	1.500%	265	33	—	33	Goldman Sachs & Co.
UBS-Barclays Commercial Mortgage Trust	05/30/17	1.500%	19	29	—	29	Goldman Sachs & Co.
Wells Fargo Home Equity	05/30/17	1.500%	107	13	—	13	Goldman Sachs & Co.
WF-RBS Commercial MortgageTrust	05/30/17	1.500%	26	40	—	40	Goldman Sachs & Co.
WF-RBS Commercial MortgageTrust	05/30/17	1.500%	20	31	—	31	Goldman Sachs & Co.
WF-RBS Commercial MortgageTrust	05/30/17	1.500%	39	60	—	60	Goldman Sachs & Co.

				$4,648	$—	$4,648

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	1,050	0.893%	$(79,160)	$5,739	$84,899
Barrick Gold Corp.	06/20/21	1.000%	1,000	0.576%	(25,999)	18,159	44,158
CIT Group, Inc.	06/20/18	5.000%	1,000	0.152%	63,918	61,347	(2,571)
Devon Energy Corp.	06/20/20	1.000%	800	0.548%	(66,023)	12,094	78,117
Ford Motor Co.	06/20/21	5.000%	2,000	0.911%	347,911	332,155	(15,756)
Viacom, Inc.	06/20/20	1.000%	1,500	0.442%	42	27,343	27,301

					$240,689	$456,837	$216,148

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	1.007%	$(41,104)	$(16,608)	$(24,496)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%	1,900	0.745%	(21,517)	42,740	(64,257)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%	1,900	0.665%	(27,599)	26,990	(54,589)	Deutsche Bank AG
Kingdom of Spain	06/20/17	1.000%	700	0.111%	(1,730)	(9,413)	7,683	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.265%	(11,749)	(2,988)	(8,761)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.067%	(1,776)	(12,920)	11,144	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.159%	(13,354)	(10,231)	(3,123)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.191%	(1,648)	(5,072)	3,424	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.629%	(8,119)	5,740	(13,859)	Deutsche Bank AG
Republic of Korea	06/20/18	1.000%	10,000	0.207%	(102,477)	(84,386)	(18,091)	Barclays Capital Group
Republic of Philippines	09/20/17	1.000%	1,000	0.151%	(4,570)	(16,512)	11,942	Goldman Sachs & Co.

See Notes to Financial Statements.

56

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1) (cont’d):
Republic of Poland	06/20/17	1.000%	1,000	0.158%	$(2,403)	$(23,766)	$21,363	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	0.238%	(1,600)	3,898	(5,498)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	0.923%	(1,117)	12,674	(13,791)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.067%	(2,536)	(28,054)	25,518	Hong Kong & Shanghai Bank

					$(243,299)	$(117,908)	$(125,391)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AG	06/20/17	1.000%	EUR	4,450	0.144%	$11,768	$(72,347)	$84,115	BNP Paribas
Federation of Malaysia	12/20/19	1.000%		2,000	0.559%	25,275	16,516	8,759	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%		2,000	0.559%	25,275	16,034	9,241	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%		1,000	0.149%	6,705	(27,489)	34,194	Bank of America
Federation of Russia	12/20/21	1.000%		3,000	1.366%	(44,825)	(178,672)	133,847	Barclays Capital Group
Federation of Russia	12/20/21	1.000%		8,525	1.366%	(127,377)	(491,510)	364,133	Barclays Capital Group
Federation of Russia	12/20/26	1.000%		1,200	2.222%	(115,629)	(131,616)	15,987	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%		1,000	0.798%	7,335	(41,180)	48,515	Morgan Stanley
Kingdom of Belgium	06/20/26	1.000%		4,000	0.512%	165,542	102,239	63,303	Barclays Capital Group
Kingdom of Belgium	12/20/24	1.000%		3,500	0.430%	145,198	20,902	124,296	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%		3,000	0.097%	80,892	(14,500)	95,392	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%		1,000	0.342%	(7,351)	(16,628)	9,277	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Kingdom of Saudi Arabia	12/20/21	1.000%	1,900	0.775%	$21,287	$(38,725)	$60,012	Barclays Capital Group
Kingdom of Spain	09/20/20	1.000%	2,500	0.526%	42,129	916	41,213	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.471%	15,647	(7,647)	23,294	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	0.761%	11,796	(25,398)	37,194	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.495%	33,814	18,281	15,533	Hong Kong & Shanghai Bank
Kingdom of Sweden	06/20/26	0.250%	1,000	0.356%	(8,491)	(15,719)	7,228	Goldman Sachs & Co.
Kingdom of Thailand	12/20/21	1.000%	2,100	0.508%	48,487	3,012	45,475	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%	4,250	1.355%	(40,799)	(27,517)	(13,282)	Citigroup Global Markets
Oriental Republic of Uruguay	06/20/21	1.000%	400	1.469%	(6,875)	(5,623)	(1,252)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%	1,500	0.735%	19,359	(4,230)	23,589	Barclays Capital Group
People’s Republic of China	12/20/19	1.000%	2,000	0.389%	34,159	20,407	13,752	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%	1,600	0.735%	20,650	(5,233)	25,883	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	4,000	0.635%	62,994	(45,657)	108,651	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	1,000	0.777%	11,534	(17,211)	28,745	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	0.777%	23,069	(21,992)	45,061	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.294%	10,509	604	9,905	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.389%	17,080	10,204	6,876	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%	2,300	0.726%	9,889	(102,865)	112,754	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%	2,500	1.816%	(81,474)	(70,058)	(11,416)	Goldman Sachs & Co.

See Notes to Financial Statements.

58

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Brazil	09/20/17	1.000%	1,000	0.388%	$3,617	$(22,699)	$26,316	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	0.651%	6,020	(44,239)	50,259	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	0.464%	8,941	(17,515)	26,456	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	0.658%	41,041	2,887	38,154	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%	1,000	2.051%	(83,731)	(91,189)	7,458	Citigroup Global Markets
Republic of Colombia	12/20/21	1.000%	2,000	1.113%	(7,674)	(41,036)	33,362	Hong Kong & Shanghai Bank
Republic of France	06/20/17	0.250%	2,500	0.058%	1,434	(194,311)	195,745	Barclays Capital Group
Republic of France	03/20/19	0.250%	1,200	0.086%	4,051	(14,961)	19,012	Deutsche Bank AG
Republic of France	12/20/19	0.250%	2,500	0.156%	6,850	(15,171)	22,021	Goldman Sachs & Co.
Republic of France	12/20/19	0.250%	7,000	0.156%	19,181	(107,630)	126,811	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.116%	12,345	(188,677)	201,022	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%	3,550	1.133%	(18,753)	(22,288)	3,535	Citigroup Global Markets
Republic of Indonesia	09/20/18	1.000%	2,200	0.348%	22,552	(122,244)	144,796	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	0.411%	12,967	(70,888)	83,855	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.310%	20,231	3,081	17,150	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.552%	21,567	(8,907)	30,474	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%	4,080	0.587%	101,829	48,193	53,636	Goldman Sachs & Co.
Republic of Ireland	12/20/26	1.000%	2,000	0.848%	28,136	5,096	23,040	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%	2,000	0.079%	23,467	(81,678)	105,145	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/24	1.000%	4,000	0.662%	93,606	86,119	7,487	JPMorgan Chase

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Ireland	12/20/26	1.000%	3,100	0.848%	$43,611	$(2,639)	$46,250	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	1,500	1.364%	(15,956)	(13,249)	(2,707)	Barclays Capital Group
Republic of Italy	06/20/26	1.000%	5,000	2.145%	(419,684)	(371,094)	(48,590)	BNP Paribas
Republic of Italy	06/20/24	1.000%	900	1.443%	(24,252)	(50,861)	26,609	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.624%	(80,817)	(108,518)	27,701	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.306%	(48,556)	(14,463)	(34,093)	Hong Kong & Shanghai Bank
Republic of Italy	12/20/26	1.000%	400	2.180%	(35,970)	(36,893)	923	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.624%	(80,817)	(108,435)	27,618	JPMorgan Chase
Republic of Korea	12/20/21	1.000%	2,000	0.514%	45,650	37,686	7,964	Barclays Capital Group
Republic of Korea	06/20/22	1.000%	5,000	0.565%	112,202	100,091	12,111	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.196%	60,691	5,686	55,005	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.176%	13,101	2,637	10,464	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.191%	61,112	5,603	55,509	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.174%	13,121	2,637	10,484	Deutsche Bank AG
Republic of Panama	12/20/20	1.000%	5,500	0.791%	47,070	(206,536)	253,606	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	0.924%	14,183	(105,928)	120,111	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	0.762%	12,220	(17,211)	29,431	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	0.673%	14,967	(15,838)	30,805	Hong Kong & Shanghai Bank
Republic of Philippines	09/20/20	1.000%	1,700	0.506%	29,788	(8,268)	38,056	JPMorgan Chase
Republic of Philipppines	12/20/20	1.000%	750	0.549%	12,856	(41)	12,897	Deutsche Bank AG
Republic of Poland	12/20/21	1.000%	2,000	0.613%	36,914	33,939	2,975	Barclays Capital Group

See Notes to Financial Statements.

60

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Poland	06/20/21	1.000%	1,000	0.523%	$20,301	$17,974	$2,327	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	1.602%	(15,584)	(44,566)	28,982	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.242%	(29,942)	(39,789)	9,847	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	1.776%	(35,795)	(53,625)	17,830	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.291%	29,716	21,924	7,792	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.154%	(8,010)	(69,737)	61,727	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	0.553%	10,181	(64,857)	75,038	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	1.145%	(5,847)	(76,304)	70,457	JPMorgan Chase

					$511,703	$(3,231,434)	$3,743,137

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.27.V2	12/20/21	5.000%	14,850	$1,063,433	$1,303,048	$239,615
CDX.NA.HY.28.V1	06/20/22	5.000%	7,500	507,376	617,403	110,027
ITRAXX.XO.27.V1	06/20/22	5.000%	EUR 12,550	1,306,916	1,571,550	264,634

				$2,877,725	$3,492,001	$614,276

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.10.AAA	11/17/59	0.500%	15,000	$(448,342)	$(454,538)	$6,196	Morgan Stanley

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	$9,259	$(11,428)	$20,687
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	17,890	(20,832)	38,722
439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	38,553	—	38,553
8,033	3 Month LIBOR	CAD	10,640	3 Month Canadian Banker’s Acceptance minus 16.25 bps	Goldman Sachs & Co.	10/17/18	236,190	—	236,190

See Notes to Financial Statements.

62

Currency swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements (cont’d):
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	$349,298	$—	$349,298
CAD	7,180	3 Month Canadian Banker’s Acceptance plus 2 bps		5,421	3 Month LIBOR	Goldman Sachs & Co.	10/17/24	(155,072)	—	(155,072)
JPY	2,676,000	3 Month JPY LIBOR		24,044	3 Month LIBOR	JPMorgan Chase	03/28/19	(83,731)	—	(83,731)
AUD	3,240	minus 59.4 bps 3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(568,634)	—	(568,634)
	28,676	3 Month LIBOR	NZD	40,720	3 Month BBR plus 24 bps	JPMorgan Chase	03/20/20	669,429	—	669,429
	39,451	3 Month LIBOR	AUD	51,050	3 Month BBSW plus 18.85 bps	JPMorgan Chase	03/23/20	1,255,280	—	1,255,280
NZD	25,055	3 Month BBR plus 26 bps		18,015	3 Month LIBOR	JPMorgan Chase	01/20/21	(768,569)	—	(768,569)
	24,044	3 Month LIBOR	JPY	2,676,000	3 Month JPY LIBOR	JPMorgan Chase	03/28/21	63,437	—	63,437
NZD	40,720	3 Month BBR plus 31.2 bps		28,676	minus 69.3 bps 3 Month LIBOR	JPMorgan Chase	03/20/22	(678,373)	—	(678,373)
AUD	51,050	3 Month BBSW plus 23.55 bps		39,451	3 Month LIBOR	JPMorgan Chase	03/23/22	(1,295,422)	—	(1,295,422)
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	(252,344)	—	(252,344)
TRY	47,472	11.27%		12,942	3 Month LIBOR	Morgan Stanley	04/19/22	618,420	—	618,420
	6,646	3 Month LIBOR	TRY	24,378	10.725%	Morgan Stanley	04/19/27	(379,318)	—	(379,318)

								$(923,707)	$(32,260)	$(891,447)

Forward rate agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
961,700	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(206,754)	$(206,754)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward rate agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC forward rate agreements:
	20,600	05/25/17	3.418%	102 CMM(1)^	$9,238	$—	$9,238	Citigroup Global Markets
	10,300	05/25/17	3.430%	102 CMM(1)^	5,906	—	5,906	Citigroup Global Markets
CZK	3,570,000	05/09/17	0.250%	3 Month PRIBOR(1)	14,600	—	14,600	Hong Kong & Shanghai Bank
	20,600	05/25/17	2.150%	7 Year CMT(2)^	(7,595)	—	(7,595)	Citigroup Global Markets
	10,300	05/25/17	2.160%	7 Year CMT(2)^	(4,828)	—	(4,828)	Citigroup Global Markets

					$17,321	$—	$17,321

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	20,370	10/26/18	1.765%	3 Month BBSW(1)	$150	$2,733	$2,583
AUD	30,400	10/27/18	1.793%	3 Month BBSW(1)	167	(4,939)	(5,106)
AUD	16,890	10/26/21	2.115%	6 Month BBSW(2)	167	(139,850)	(140,017)
AUD	25,030	10/27/21	2.125%	6 Month BBSW(2)	192	(199,139)	(199,331)
AUD	2,240	10/27/21	2.173%	6 Month BBSW(2)	(231)	(14,380)	(14,149)
AUD	4,000	09/21/22	3.830%	6 Month BBSW(2)	(72,198)	212,435	284,633
AUD	1,000	05/02/26	2.650%	6 Month BBSW(2)	120	(6,817)	(6,937)
AUD	4,500	10/26/26	2.365%	6 Month BBSW(1)	140	135,344	135,204
AUD	6,600	10/27/26	2.355%	6 Month BBSW(1)	151	202,789	202,638
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	(5,184)	263,735	268,919
CAD	22,000	10/19/18	0.955%	3 Month Canadian Banker’s Acceptance(2)	152	(12,971)	(13,123)
CAD	41,460	10/26/18	0.910%	3 Month Canadian Banker’s Acceptance(2)	171	(45,318)	(45,489)
CAD	31,070	12/22/18	1.180%	3 Month Canadian Banker’s Acceptance(2)	33,376	129,624	96,248
CAD	15,000	02/08/19	1.070%	3 Month Canadian Banker’s Acceptance(2)	140	7,937	7,797
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	119	(66,191)	(66,310)
CAD	3,550	03/07/21	0.983%	3 Month Canadian Banker’s Acceptance(2)	124	(26,917)	(27,041)
CAD	20,550	12/22/21	1.560%	3 Month Canadian Banker’s Acceptance(1)	(63,051)	(229,968)	(166,917)

See Notes to Financial Statements.

64

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
CAD	20,310	04/05/22	1.445%	3 Month Canadian Banker’s Acceptance(1)	$—	$(73,886)	$(73,886)
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	(22,601)	166,271	188,872
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	135	(233,313)	(233,448)
CAD	1,500	04/22/26	1.670%	3 Month Canadian Banker’s Acceptance(2)	127	(2,559)	(2,686)
CAD	3,070	06/25/30	2.651%	3 Month Canadian Banker’s Acceptance(2)	83,226	182,617	99,391
CAD	2,020	10/26/46	1.797%	3 Month Canadian Banker’s Acceptance(2)	(183,057)	(166,726)	16,331
CHF	13,685	12/06/20	(0.265%)	6 Month CHF LIBOR(1)	203	(23,571)	(23,774)
CHF	2,400	10/21/21	(0.522%)	6 Month CHF LIBOR(2)	162	(20,331)	(20,493)
CHF	10,950	12/06/23	0.103%	6 Month CHF LIBOR(2)	208	61,327	61,119
CHF	2,735	12/06/28	0.468%	6 Month CHF LIBOR(1)	171	(26,799)	(26,970)
CHF	800	10/17/31	0.033%	6 Month CHF LIBOR(2)	163	(38,271)	(38,434)
CZK	171,000	01/06/22	0.555%	6 Month PRIBOR(2)	33	(131,773)	(131,806)
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	14	(29,782)	(29,796)
CZK	213,000	04/27/22	0.925%	6 Month PRIBOR(2)	—	(33,104)	(33,104)
CZK	108,675	04/27/27	1.300%	6 Month PRIBOR(1)	—	20,595	20,595
DKK	15,000	01/27/20	0.385%	6 Month CIBOR(2)	31	19,119	19,088
DKK	20,900	10/17/21	0.185%	6 Month CIBOR(2)	(59,047)	(16,389)	42,658
DKK	13,600	05/04/25	0.825%	6 Month CIBOR(2)	38	19,559	19,521
DKK	5,000	08/29/26	0.580%	6 Month CIBOR(2)	29	(22,552)	(22,581)
DKK	1,300	10/21/26	0.673%	6 Month CIBOR(2)	24	(4,710)	(4,734)
DKK	13,000	03/15/27	1.123%	6 Month CIBOR(2)	—	20,681	20,681
EUR	2,300	09/01/18	0.174%	6 Month EURIBOR(2)	173	16,584	16,411
EUR	4,000	10/26/18	(0.189%)	6 Month EURIBOR(2)	173	(3,996)	(4,169)
EUR	18,660	05/26/19	(0.118%)	6 Month EURIBOR(2)	—	5,141	5,141
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	171	20,962	20,791
EUR	1,000	05/29/20	0.373%	6 Month EURIBOR(2)	171	18,323	18,152
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	170	30,913	30,743
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	172	32,679	32,507
EUR	650	03/02/22	0.072%	6 Month EURIBOR(2)	(63,289)	(3,401)	59,888
EUR	15,140	05/26/22	0.234%	6 Month EURIBOR(1)	—	(14,329)	(14,329)
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	173	98,865	98,692
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	183	218,462	218,279
EUR	1,410	05/12/25	0.895%	6 Month EURIBOR(2)	184	54,245	54,061
EUR	17,940	08/15/25	0.395%	6 Month EURIBOR(1)	307	299,700	299,393
EUR	3,830	05/26/27	0.805%	6 Month EURIBOR(2)	—	(1,394)	(1,394)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	$245,067	$345,689	$100,622
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	177	151,349	151,172
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	174	86,954	86,780
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	180	4,900	4,720
EUR	2,000	03/02/31	0.825%	6 Month EURIBOR(2)	(76,214)	(78,161)	(1,947)
EUR	700	04/07/31	0.819%	6 Month EURIBOR(2)	178	(29,554)	(29,732)
EUR	450	05/03/31	1.048%	6 Month EURIBOR(2)	179	1,018	839
EUR	2,220	05/09/31	1.587%	6 Month EURIBOR(2)	205	(30,872)	(31,077)
EUR	1,500	07/04/31	0.672%	6 Month EURIBOR(2)	181	(91,025)	(91,206)
EUR	570	08/02/31	0.584%	6 Month EURIBOR(2)	174	(43,482)	(43,656)
EUR	1,500	08/26/31	0.562%	6 Month EURIBOR(2)	184	(121,897)	(122,081)
EUR	700	09/09/31	0.558%	6 Month EURIBOR(2)	176	(57,866)	(58,042)
EUR	600	10/04/31	0.593%	6 Month EURIBOR(2)	175	(47,322)	(47,497)
EUR	1,700	12/14/31	1.217%	6 Month EURIBOR(2)	176	26,793	26,617
EUR	1,850	12/19/31	1.160%	6 Month EURIBOR(2)	565	11,934	11,369
EUR	800	12/19/31	1.161%	6 Month EURIBOR(2)	164	5,296	5,132
EUR	2,600	12/27/31	1.082%	6 Month EURIBOR(2)	13,245	(16,411)	(29,656)
EUR	6,400	02/23/32	1.180%	6 Month EURIBOR(2)	220	35,150	34,930
EUR	1,000	03/29/32	1.170%	6 Month EURIBOR(2)	—	1,775	1,775
EUR	1,400	04/04/32	1.145%	6 Month EURIBOR(2)	—	(3,665)	(3,665)
EUR	2,000	04/10/32	1.105%	6 Month EURIBOR(2)	—	(18,364)	(18,364)
EUR	6,000	06/28/32	0.785%	6 Month EURIBOR(2)	257	(325,030)	(325,287)
EUR	1,135	12/28/35	1.559%	6 Month EURIBOR(2)	153	61,623	61,470
EUR	700	06/02/36	1.072%	6 Month EURIBOR(2)	179	(24,761)	(24,940)
EUR	600	09/26/36	0.749%	6 Month EURIBOR(2)	177	(64,134)	(64,311)
EUR	600	09/28/36	0.729%	6 Month EURIBOR(2)	178	(66,629)	(66,807)
EUR	1,000	11/02/36	0.958%	6 Month EURIBOR(2)	179	(65,635)	(65,814)
EUR	1,500	02/02/37	1.355%	6 Month EURIBOR(2)	188	13,446	13,258
EUR	235	07/04/42	1.001%	6 Month EURIBOR(2)	11	(21,152)	(21,163)
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	—	132,428	132,428
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	177	172,510	172,333
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	181	108,756	108,575
EUR	1,390	05/09/46	1.357%	6 Month EURIBOR(1)	200	69,971	69,771
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	203	35,463	35,260
GBP	850	08/04/19	0.109%	1 Day SONIA(1)	200	5,879	5,679
GBP	1,500	03/02/20	0.338%	1 Day SONIA(1)	—	170	170
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	204	51,774	51,570
GBP	4,100	09/07/25	1.075%	6 Month GBP LIBOR(1)	197	(16,251)	(16,448)
GBP	13,700	08/17/26	0.439%	1 Day SONIA(1)	(55,306)	569,065	624,371
GBP	2,580	12/13/26	1.383%	6 Month GBP LIBOR(1)	213	(89,680)	(89,893)
GBP	3,590	04/15/27	3.460%	1 Month UKRPI(1)	—	(831)	(831)

See Notes to Financial Statements.

66

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
GBP	10,740	06/23/31	1.618%	6 Month GBP LIBOR(2)	$369	$580,736	$580,367
GBP	4,430	12/21/31	1.534%	6 Month Sterling LIBOR(2)	235	167,913	167,678
GBP	800	12/22/31	1.533%	6 Month Sterling LIBOR(2)	194	30,133	29,939
GBP	7,525	02/26/32	—(3)	—(3)	—	13,274	13,274
GBP	2,780	02/27/32	1.374%	6 Month GBP LIBOR(2)	16,473	15,844	(629)
GBP	2,820	12/13/36	1.644%	6 Month GBP LIBOR(2)	238	163,009	162,771
GBP	1,490	04/15/37	3.570%	1 Month UKRPI(2)	—	(3,800)	(3,800)
GBP	3,810	06/23/46	1.626%	6 Month GBP LIBOR(1)	244	(297,637)	(297,881)
GBP	1,010	12/13/46	1.615%	6 Month GBP LIBOR(1)	213	(77,159)	(77,372)
GBP	8,520	12/21/46	1.551%	6 Month GBP LIBOR(1)	385	(469,588)	(469,973)
HUF	623,000	12/23/21	1.153%	6 Month BUBOR(1)	9	1,836	1,827
HUF	375,000	09/09/23	1.365%	6 Month BUBOR(2)	(32,218)	(18,613)	13,605
HUF	1,667,000	12/23/26	3.755%	6 Month BUBOR(2)	41	(27,705)	(27,746)
JPY	32,800	07/04/21	(0.157%)	6 Month JPY LIBOR(2)	(15,013)	(2,648)	12,365
JPY	500,000	10/25/21	(0.047%)	6 Month JPY LIBOR(2)	21	(20,489)	(20,510)
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	16	37,466	37,450
JPY	102,400	10/25/23	(0.015%)	6 Month JPY LIBOR(2)	(87,716)	(6,878)	80,838
JPY	140,000	09/21/26	0.098%	6 Month JPY LIBOR(2)	(169,998)	(12,056)	157,942
JPY	135,000	04/25/27	0.221%	6 Month JPY LIBOR(2)	—	(182)	(182)
JPY	716,800	04/16/28	1.235%	6 Month JPY LIBOR(2)	(61,410)	688,711	750,121
JPY	135,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	49,802	140,090	90,288
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	5	52,921	52,916
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	11	84,272	84,261
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	10	80,990	80,980
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(1,275)	165,805	167,080
JPY	655,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	411,209	541,449	130,240
JPY	200,000	04/01/31	0.319%	6 Month JPY LIBOR(2)	26	(18,713)	(18,739)
JPY	215,000	05/06/31	0.354%	6 Month JPY LIBOR(2)	28	(9,120)	(9,148)
JPY	150,000	07/07/31	0.071%	6 Month JPY LIBOR(2)	14	(63,606)	(63,620)
JPY	256,500	08/15/31	0.223%	6 Month JPY LIBOR(2)	25	(60,790)	(60,815)
JPY	130,000	08/30/31	0.217%	6 Month JPY LIBOR(2)	13	(32,187)	(32,200)
JPY	120,000	09/08/31	0.316%	6 Month JPY LIBOR(2)	12	(14,616)	(14,628)
JPY	190,000	09/21/31	0.328%	6 Month JPY LIBOR(2)	27	(21,060)	(21,087)
JPY	350,000	10/14/31	0.270%	6 Month JPY LIBOR(2)	47	(67,031)	(67,078)
JPY	200,000	04/06/32	0.484%	6 Month JPY LIBOR(2)	—	12,387	12,387
JPY	159,520	04/07/32	0.491%	6 Month JPY LIBOR(2)	—	11,370	11,370
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	(26,599)	242,776	269,375
JPY	180,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	85,259	219,641	134,382
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	9	81,766	81,757
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	31	235,399	235,368

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	$7	$32,453	$32,446
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	16	117,602	117,586
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	40	332,425	332,385
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	21	153,719	153,698
JPY	90,000	02/04/36	0.816%	6 Month JPY LIBOR(2)	12	35,524	35,512
JPY	65,000	05/16/36	0.446%	6 Month JPY LIBOR(2)	10	(15,436)	(15,446)
JPY	110,000	05/27/36	0.460%	6 Month JPY LIBOR(2)	18	(23,859)	(23,877)
JPY	60,000	07/22/36	0.240%	6 Month JPY LIBOR(2)	11	(36,802)	(36,813)
JPY	300,000	10/04/36	0.363%	6 Month JPY LIBOR(2)	42	(127,318)	(127,360)
JPY	150,000	11/02/36	0.423%	6 Month JPY LIBOR(2)	21	(46,422)	(46,443)
JPY	400,000	12/14/36	0.723%	6 Month JPY LIBOR(2)	49	83,601	83,552
JPY	150,000	12/22/36	0.641%	6 Month JPY LIBOR(2)	19	9,308	9,289
JPY	250,000	01/06/37	0.675%	6 Month JPY LIBOR(2)	30	29,525	29,495
JPY	275,500	02/15/37	0.729%	6 Month JPY LIBOR(2)	34	55,395	55,361
JPY	130,000	02/23/37	0.748%	6 Month JPY LIBOR(2)	17	30,270	30,253
JPY	100,000	03/02/37	0.686%	6 Month JPY LIBOR(2)	—	12,165	12,165
JPY	273,000	03/09/37	0.701%	6 Month JPY LIBOR(2)	15,040	39,933	24,893
JPY	200,000	03/29/37	0.684%	6 Month JPY LIBOR(2)	—	21,821	21,821
JPY	94,310	05/08/37	0.623%	6 Month JPY LIBOR(2)	—	(976)	(976)
JPY	60,000	06/17/41	0.318%	6 Month JPY LIBOR(2)	11	(49,618)	(49,629)
JPY	100,000	07/07/41	0.187%	6 Month JPY LIBOR(2)	17	(111,091)	(111,108)
JPY	110,291	04/15/46	0.560%	6 Month JPY LIBOR(2)	—	(58,799)	(58,799)
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	21	(141,160)	(141,181)
MXN	92,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	47	(352,742)	(352,789)
MXN	130,040	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(91,727)	161,630	253,357
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	23	(2,740)	(2,763)
NOK	29,500	02/23/23	1.350%	6 Month NIBOR(2)	(3,642)	(48,000)	(44,358)
NOK	9,500	04/25/26	1.548%	6 Month NIBOR(2)	28	(28,767)	(28,795)
NOK	6,600	07/21/26	1.320%	6 Month NIBOR(2)	23	(31,109)	(31,132)
NOK	4,500	09/09/26	1.370%	6 Month NIBOR(2)	22	(19,529)	(19,551)
NOK	16,400	11/01/26	1.650%	6 Month NIBOR(2)	32	(36,864)	(36,896)
NOK	14,100	03/15/27	2.103%	6 Month NIBOR(2)	—	30,364	30,364
NZD	35,000	09/22/18	2.048%	3 Month BBR(2)	167	(37,226)	(37,393)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	—	80,306	80,306
NZD	2,830	04/26/23	2.733%	3 Month BBR(2)	(67,254)	(30,421)	36,833
NZD	1,750	03/13/24	5.080%	3 Month BBR(2)	28,107	151,153	123,046
NZD	2,500	03/15/24	3.355%	3 Month BBR(2)	2,492	27,850	25,358
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	114	73,866	73,752
PLN	15,000	10/17/21	2.070%	6 Month WIBOR(2)	59	(4,738)	(4,797)
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	51	(40,393)	(40,444)
PLN	6,000	03/15/22	2.530%	6 Month WIBOR(2)	—	10,677	10,677

See Notes to Financial Statements.

68

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	$65,345	$75,748	$10,403
PLN	11,000	09/09/23	1.900%	6 Month WIBOR(2)	(435,493)	(81,825)	353,668
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	28	42,452	42,424
SEK	13,000	09/15/21	(0.003%)	3 Month STIBOR(2)	26	(10,494)	(10,520)
SEK	27,200	12/15/21	0.203%	3 Month STIBOR(2)	(606)	1,610	2,216
SEK	12,700	04/25/23	0.750%	3 Month STIBOR(2)	30	23,561	23,531
SEK	15,550	03/15/24	0.840%	3 Month STIBOR(2)	—	27,215	27,215
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	22,803	115,197	92,394
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	19	19,355	19,336
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	22	38,855	38,833
SEK	15,000	06/27/26	1.001%	3 Month STIBOR(2)	33	18,672	18,639
	24,040	08/19/17	0.524%	1 Day USOIS(1)	172	46,695	46,523
	102,110	09/09/17	0.539%	1 Day USOIS(1)	14,419	224,648	210,229
	47,720	10/21/17	0.590%	1 Day USOIS(1)	807	124,045	123,238
	29,780	11/01/17	0.639%	1 Day USOIS(1)	217	68,778	68,561
	59,860	11/14/17	0.675%	1 Day USOIS(1)	(4,865)	133,267	138,132
	29,205	11/22/17	0.716%	1 Day USOIS(1)	216	58,108	57,892
	38,730	01/07/18	1.093%	1 Day USOIS(1)	—	858	858
	290,940	01/31/18	1.278%	1 Day USOIS(1)	—	(3,608)	(3,608)
	30,395	02/21/18	0.941%	1 Day USOIS(1)	218	42,104	41,886
	43,000	09/30/18	0.655%	1 Day USOIS(1)	248	373,925	373,677
	25,300	09/30/18	0.747%	1 Day USOIS(1)	207	179,452	179,245
	12,810	10/07/18	1.253%	1 Day USOIS(1)	—	(3,212)	(3,212)
	29,280	11/17/18	1.080%	1 Day USOIS(1)	216	86,261	86,045
	44,020	11/18/18	0.911%	1 Day USOIS(1)	(2,127)	200,670	202,797
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(185,630)	(246,494)
	12,032	03/31/19	1.431%	1 Day USOIS(1)	—	(13,238)	(13,238)
	12,038	03/31/19	1.432%	1 Day USOIS(1)	—	(13,400)	(13,400)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	9,375	9,215
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	166	(16,393)	(16,559)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	3,052	2,897
	29,390	04/04/20	— (4)	—(4)	—	(9,377)	(9,377)
	6,030	08/31/21	2.015%	3 Month LIBOR(1)	105	(28,556)	(28,661)
	21,090	12/31/21	1.370%	3 Month LIBOR(1)	139	426,748	426,609
	3,360	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(585)	(16,694)	(16,109)
	5,095	04/04/22	— (5)	—(5)	—	(2,453)	(2,453)
	4,900	12/31/22	1.409%	3 Month LIBOR(1)	176	135,361	135,185
	1,400	12/31/22	1.412%	3 Month LIBOR(1)	158	38,458	38,300
	9,915	12/31/22	1.480%	3 Month LIBOR(1)	120	233,708	233,588
	10,000	04/05/23	1.427%	3 Month LIBOR(1)	222	328,203	327,981
	26,970	05/31/23	1.578%	3 Month LIBOR(1)	(51,651)	563,541	615,192

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
	20,020	08/15/23	1.365%	3 Month LIBOR(1)	$259	$791,892	$791,633
	2,625	08/15/23	1.406%	3 Month LIBOR(1)	165	97,186	97,021
	12,500	08/15/23	1.422%	3 Month LIBOR(1)	218	450,591	450,373
	9,545	08/15/23	1.459%	3 Month LIBOR(1)	453,056	321,816	(131,240)
	27,780	11/15/23	2.209%	3 Month LIBOR(1)	301	(284,891)	(285,192)
	49,210	02/15/24	2.167%	3 Month LIBOR(1)	—	(199,743)	(199,743)
	1,150	04/28/26	1.809%	3 Month LIBOR(1)	158	37,731	37,573
	3,360	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	16,135	16,135
	7,225	05/03/32	2.434%	3 Month LIBOR(2)	—	15,572	15,572
	5,715	05/03/37	2.508%	3 Month LIBOR(1)	—	(18,276)	(18,276)
	1,680	02/15/42	1.369%	1 Day USOIS(1)	181	245,809	245,628
	845	09/27/46	1.380%	1 Day USOIS(1)	165	134,868	134,703
ZAR	3,320	08/26/20	7.855%	3 Month JIBAR(2)	3	4,550	4,547
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	(311)	29,172	29,483
ZAR	16,800	05/12/26	8.680%	3 Month JIBAR(2)	18	68,213	68,195

					$(33,359)	$8,881,639	$8,914,998

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
CLP	2,890,000	02/09/27	4.120%	1 Day CLOIS(2)	$50,960	$—	$50,960	Morgan Stanley
CNH	50,320	04/26/19	3.700%	7 day China Fixing Repo Rates(2)	(14,221)	—	(14,221)	Morgan Stanley
CNH	21,365	04/26/22	3.940%	7 day China Fixing Repo Rates(1)	9,249	—	9,249	Morgan Stanley
COP	33,350,000	07/22/18	6.810%	1 Day COOIS(1)	(209,502)	—	(209,502)	Morgan Stanley
COP	33,000,000	12/06/18	6.100%	1 Day COOIS(1)	(154,369)	—	(154,369)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%	1 Day COOIS(2)	86,401	—	86,401	Morgan Stanley
COP	10,220,000	11/04/26	6.770%	1 Day COOIS(2)	251,273	—	251,273	Morgan Stanley
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	26,732	—	26,732	Hong Kong & Shanghai Bank
GBP	2,480	11/03/26	3.455%	1 Month UKRPI(2)	(19,808)	—	(19,808)	Citigroup Global Markets
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	15,065	—	15,065	Citigroup Global Markets
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	73,415	—	73,415	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	64,323	—	64,323	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	125,225	—	125,225	Deutsche Bank AG

See Notes to Financial Statements.

70

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	$211,254	$—	$211,254	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%	3 Month TELBOR(2)	(8,495)	—	(8,495)	JPMorgan Chase
ILS	5,000	06/24/26	1.660%	3 Month TELBOR(2)	(1,527)	—	(1,527)	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%	3 Month TELBOR(2)	(16,234)	—	(16,234)	Barclays Capital Group
ILS	7,000	01/12/27	1.975%	3 Month TELBOR(2)	19,724	—	19,724	Citigroup Global Markets
ILS	3,000	03/15/27	2.130%	3 Month TELBOR(2)	15,660	—	15,660	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	56,641	—	56,641	Hong Kong & Shanghai Bank
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	63,194	—	63,194	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	966	—	966	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	35,981	—	35,981	Barclays Capital Group
KRW	1,485,000	10/28/26	1.520%	3 Month KRW LIBOR(2)	(41,110)	(14)	(41,096)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880%	3 Month KRW LIBOR(2)	(1,802)	—	(1,802)	Morgan Stanley
KRW	1,280,000	10/17/28	1.450%	3 Month KRW LIBOR(2)	(55,245)	—	(55,245)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	(3,769)	—	(3,769)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%	3 Month KLIBOR(2)	(112,509)	—	(112,509)	Morgan Stanley
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	(1,767)	—	(1,767)	Citigroup Global Markets
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	4,152	—	4,152	Citigroup Global Markets
THB	120,000	08/23/23	1.920%	6 Month BIBOR(2)	(75,578)	—	(75,578)	Morgan Stanley
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	817	—	817	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%	3 Month TAIBOR(2)	(13,870)	—	(13,870)	Barclays Capital Group
ZAR	40,930	03/22/42	7.800%	3 Month JIBAR(2)	(102,834)	—	(102,834)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%	3 Month JIBAR(1)	104,448	—	104,448	Deutsche Bank AG

					$382,840	$(14)	$382,854

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Foreign Bonds with a combined market value of $12,048,755 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.
(4)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(5)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$5,635,092	$—
Australia	—	2,305,325	—
Austria	—	2,656,970	—
Belgium	—	9,257,516	—
Brazil	—	11,078,789	—
Bulgaria	—	8,522,528	—
Canada	—	8,117,535	—
Cayman Islands	—	1,620,000	—
Chile	—	509,067	—
China	—	498,834	—
Colombia	—	7,664,893	—
Croatia	—	1,186,358	—
Cyprus	—	14,270,430	—
Denmark	—	1,529,883	—
Dominican Republic	—	4,020,356	—

See Notes to Financial Statements.

72

	Level 1	Level 2	Level 3
Foreign Bonds (continued)
Finland	$—	$781,000	$—
France	—	13,966,577	—
Germany	—	11,385,721	—
Greece	—	20,544,998	—
Hong Kong	—	2,201,360	—
Hungary	—	14,172,263	—
Iceland	—	2,337,881	—
India	—	765,393	—
Indonesia	—	11,648,718	—
Ireland	—	1,595,810	—
Italy	—	23,774,386	—
Japan	—	27,242,094	—
Kuwait	—	2,068,450	—
Lithuania	—	3,227,922	—
Luxembourg	—	539,880	—
Macedonia	—	555,816	—
Malaysia	—	1,168,686	—
Mexico	—	18,843,990	—
Netherlands	—	11,093,474	—
New Zealand	—	4,734,300	—
Norway	—	4,847,331	—
Panama	—	2,610,347	—
Peru	—	6,851,911	—
Poland	—	8,233,669	—
Portugal	—	17,157,589	—
Romania	—	7,921,693	—
Russia	—	1,070,080	—
Saudi Arabia	—	2,678,997	—
Singapore	—	757,406	—
Slovak Republic	—	2,273,367	—
Slovenia	—	10,342,288	—
South Africa	—	4,071,441	—
South Korea	—	4,050,121	—
Spain	—	37,297,721	—
Supranational Bank	—	26,170,096	—
Sweden	—	5,218,758	—
Switzerland	—	4,173,290	—
Turkey	—	5,233,713	—
United Kingdom	—	43,281,952	—
Uruguay	—	1,194,702	—
Asset-Backed Securities
Collateralized Loan Obligations	—	43,955,637	—
Non-Residential Mortgage-Backed Securities	—	11,573,369	—
Residential Mortgage-Backed Securities	—	34,335,755	—

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Bank Loans	$—	$1,404,332	$96,171
Commercial Mortgage-Backed Securities	—	45,795,503	—
Corporate Bonds	—	81,502,692	—
Municipal Bonds	—	1,028,669	—
Residential Mortgage-Backed Securities	—	37,405,324	2,964,423
U.S. Government Agency Obligations	—	2,064,667	—
U.S. Treasury Obligations	—	70,458,946	—
Common Stock	32,889	—	—
Preferred Stock	104,960	—	—
Affiliated Mutual Funds	54,162,755	—	—
Options Purchased	67,031	9,550,311	—
Options Written	(5,078)	(9,394,396)	—
Other Financial Instruments*
Futures Contracts	4,677,009	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(915,546)	—
OTC Cross Currency Exchange Contracts	—	175,738	—
OTC Credit Default Swap Agreements	—	(179,938)	4,648
Centrally Cleared Credit Default Swap Agreements	—	830,424	—
OTC Currency Swap Agreements	—	(923,707)	—
Centrally Cleared Forward Rate Agreement	—	(206,754)	—
OTC Forward Rate Agreements	—	14,600	2,721
Centrally Cleared Interest Rate Swap Agreements	—	8,914,998	—
OTC Interest Rate Swap Agreements	—	382,840	—

Total	$59,039,566	$784,732,231	$3,067,963

See Notes to Financial Statements.

74

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Collateralized Loan Obligations	Asset-Backed Non-Residential Mortgage- Backed Securities	Bank Loans	Residential Mortgage- Backed Securities	Credit Default Swaps		Forward Rate Agreements
Balance as of 10/31/16	$6,988,775	$400,048	$—	$300,046	$6,090		$(4,351)
Realized gain (loss)	—	—	48	4,035	—	**	—	**
Change in unrealized appreciation (depreciation)***	—	—	32	6,358	(1,442)		7,072
Purchases/Exchanges/Issuances	—	—	—	3,004,356	—		—
Sales/Paydowns	(1,500,000)	—	(6,448)	(350,849)	—		—
Accrued discount/premium	—	—		477	—		—
Transfers into Level 3	—	—	102,539		—		—
Transfers out of Level 3	(5,488,775)	(400,048)	—	—	—		—

Balance as of 4/30/17	$—	$—	$96,171	$2,964,423	$4,648		$2,721

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized gain incurred during the period for other financial instruments was $39,555.
***	Of which, $12,840 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs
Bank Loans	$96,171	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	2,964,423	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	4,648	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	2,721	Model Pricing	Forward Rate Volatility & Convexity Adjustment

	$3,067,963

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Collateralized Loan Obligations	$5,488,775	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Non-Residential Mortgage-Backed Securities	$400,048	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$102,539	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows :

Sovereign Bonds	42.9%
Residential Mortgage-Backed Securities	9.1
U.S. Treasury Obligations	8.6
Affiliated Mutual Funds (including 3.4% of collateral for securities on loan)	6.6
Banks	6.5
Commercial Mortgage-Backed Securities	5.6
Collateralized Loan Obligations	5.3
Multi-National	3.2
Non-Residential Mortgage-Backed Securities	1.4
Options Purchased	1.2
Oil & Gas	1.1
Electric	0.9
Media	0.9
Diversified Financial Services	0.7
Chemicals	0.5
Insurance	0.5
Healthcare-Services	0.5
Entertainment	0.5
Transportation	0.5
Foreign Bond	0.4
Food	0.4
Retail	0.4
Auto Parts & Equipment	0.4
Auto Manufacturers	0.3
Mining	0.3
Software	0.3
Savings & Loans	0.3
Computers	0.3
U.S. Government Agency Obligations	0.3
Leisure Time	0.2
Home Builders	0.2
Real Estate Investment Trusts (REITs)	0.2
Building Materials	0.2%
Pharmaceuticals	0.2
Electronics	0.2
Internet	0.2
Telecommunications	0.2
Packaging & Containers	0.1
Commercial Services	0.1
Municipal Bonds	0.1
Miscellaneous Manufacturing	0.1
Household Products/Wares	0.1
Forest Products & Paper	0.1
Biotechnology	0.1
Lodging	0.1
Hotels, Resorts & Cruise Lines	0.1
Office/Business Equipment	0.1
Airlines	0.1
Financials	0.1
Investment Companies	0.0	*
Semiconductors	0.0	*
Technology	0.0	*
Consumer	0.0	*
Machinery-Diversified	0.0	*
Automobile Manufacturers	0.0	*
Banking	0.0	*
Forest & Paper Products	0.0	*
Gaming	0.0	*
Agriculture	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	102.7
Options Written	(1.2)
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

76

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$3,946,395		Unrealized depreciation on OTC swap agreements	$317,805
Credit contracts	Premiums paid for OTC swap agreements	674,710		Premiums received for OTC swap agreements	4,478,590
Credit contracts	Due from/to broker—variation margin centrally cleared swaps	848,751	*	Due from/to broker—variation margin centrally cleared swaps	18,327	*
Credit contracts	Unaffiliated Investments	367,082		Options written outstanding, at value	342,873
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,100,311		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,015,857
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	389,206		Unrealized depreciation on OTC cross currency exchange contracts	213,468
Foreign exchange contracts	Unaffiliated Investments	7,550,929		Options written outstanding, at value	7,889,376
Interest rate contracts	Due from/to broker—variation margin futures	4,766,833	*	Due from/to broker—variation margin futures	89,824	*
Interest rate contracts	Due from/to broker—variation margin centrally cleared swaps	14,807,479	*	Due from/to broker—variation margin centrally cleared swaps	6,099,235	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	4,505,496		Unrealized depreciation on OTC swap agreements	5,014,089
Interest rate contracts	Unrealized appreciation on OTC forward rate agreements	29,744		Unrealized depreciation on OTC forward rate agreements	12,423

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unaffiliated Investments	$1,699,331	Options written outstanding, at value	$1,167,225
Interest rate contracts	—	—	Premiums received for OTC swap agreements	32,274

Total		$44,686,267		$31,691,366

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward and Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$(797,062)	$100,261	$—	$—	$—	$1,753,776	$1,056,975
Foreign exchange contracts	(544,943)	647,035	—	(7,680,373)	—	—	(7,578,281)
Interest rate contracts	(345,895)	90,053	(13,320,650)	—	9,000	4,237,823	(9,329,669)

	$(1,687,900)	$837,349	$(13,320,650)	$(7,680,373)	$9,000	$5,991,599	$(15,850,975)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward and Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$22,771	$39,390	$—	$—	$—	$1,163,311	$1,225,472
Foreign exchange contracts	(2,743,091)	3,418,475	—	1,151,313	—	—	1,826,697
Interest rate contracts	3,327	26,079	8,755,568	—	(185,082)	(4,413,156)	4,186,736

	$(2,716,993)	$3,483,944	$8,755,568	$1,151,313	$(185,082)	$(3,249,845)	$7,238,905

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

78

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$7,241,702	$717,626,630	$431,552,566	$88,332,818	$319,587,270	$265,135,569	$25,772,656

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$16,533,333	$206,755,038	$119,947,333	$496,986,712	$1,865,729,316	$9,896,667

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$26,371,720	$(26,371,720)	$—

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$172,189	$(172,189)	$—	$—
Barclays Capital Group	2,844,523	(2,147,977)	(583,528)	113,018
BNP Paribas	3,705,499	(3,705,499)	—	—
Citigroup Global Markets	3,989,565	(3,454,427)	(535,138)	—
Credit Suisse First Boston Corp.	680,900	(680,900)	—	—
Deutsche Bank AG	996,401	(719,344)	(240,000)	37,057
Goldman Sachs & Co.	1,518,371	(1,080,425)	—	437,946
Hong Kong & Shanghai Bank	992,614	(725,436)	(267,178)	—
JPMorgan Chase	5,146,857	(5,146,857)	—	—
Morgan Stanley	2,952,541	(2,952,541)	—	—
UBS AG	1,196,713	(1,125,982)	—	70,731

	$24,196,173

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(258,773)	$172,189	$—	$(86,584)
Barclays Capital Group	(2,147,977)	2,147,977	—	—
BNP Paribas	(4,485,490)	3,705,499	779,991	—
Citigroup Global Markets	(3,454,427)	3,454,427	—	—
Credit Suisse First Boston Corp.	(943,095)	680,900	262,195	—
Deutsche Bank AG	(719,344)	719,344	—	—
Goldman Sachs & Co.	(1,080,425)	1,080,425	—	—
Hong Kong & Shanghai Bank	(725,436)	725,436	—	—
JPMorgan Chase	(6,565,991)	5,146,857	1,419,134	—
Morgan Stanley	(3,971,962)	2,952,541	809,481	(209,940)
UBS AG	(1,125,982)	1,125,982	—	—

	$(25,478,902)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

80

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $26,371,720:
Unaffiliated investments (cost $795,019,299)	$789,299,446
Affiliated investments (cost $54,162,360)	54,162,755
Foreign currency, at value (cost $6,057,495)	6,067,803
Receivable for Fund shares sold	10,672,588
Unrealized appreciation on OTC swap agreements	8,451,891
Dividends and interest receivable	7,902,413
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,100,311
Receivable for investments sold	4,942,154
Premiums paid for OTC swap agreements	674,710
Unrealized appreciation on OTC cross currency exchange contracts	389,206
Due from broker—variation margin futures	306,167
Due from broker—variation margin swaps	110,108
Unrealized appreciation on OTC forward rate agreements	29,744
Tax reclaim receivable	1,213
Prepaid expenses	1,444

Total Assets	888,111,953

Liabilities
Payable to broker for collateral for securities on loan	27,683,996
Payable for investments purchased	10,967,646
Options written outstanding, at value (premiums received $14,401,230)	9,399,474
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,015,857
Unrealized depreciation on OTC swap agreements	5,331,894
Premium received for OTC swap agreements	4,510,864
Payable for Fund shares reacquired	1,702,070
Dividends payable	300,877
Management fee payable	298,132
Unrealized depreciation on OTC cross currency exchange contracts	213,468
Accrued expenses and other liabilities	199,349
Distribution fee payable	60,888
Affiliated transfer agent fee payable	24,209
Unrealized depreciation on OTC forward rate agreements	12,423

Total Liabilities	66,721,147

Net Assets	$821,390,806

Net assets were comprised of:
Common stock, at par	$1,251,202
Paid-in capital in excess of par	823,308,416

824,559,618
Distributions in excess of net investment income	(3,402,355)
Accumulated net realized loss on investment and foreign currency transactions	(15,740,734)
Net unrealized appreciation on investments and foreign currencies	15,974,277

Net assets, April 30, 2017	$821,390,806

See Notes to Financial Statements.

82

Class A
Net asset value and redemption price per share ($162,757,093 ÷ 24,944,611 shares of common stock issued and outstanding)	$6.52
Maximum sales charge (4.50% of offering price)	0.31

Maximum offering price to public	$6.83

Class B
Net asset value, offering price and redemption price per share
($3,521,954 ÷ 540,164 shares of common stock issued and outstanding)	$6.52

Class C
Net asset value, offering price and redemption price per share
($30,069,663 ÷ 4,618,485 shares of common stock issued and outstanding)	$6.51

Class Q
Net asset value, offering price and redemption price per share
($288,177,080 ÷ 43,648,585 shares of common stock issued and outstanding)	$6.60

Class Z
Net asset value, offering price and redemption price per share
($336,865,016 ÷ 51,368,324 shares of common stock issued and outstanding)	$6.56

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	83

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$10,590,534
Affiliated dividend income	162,818
Income from securities lending, net (including affiliated income of $5,438)	132,486
Unaffiliated dividend income	3,646

Total income	10,889,484

Expenses
Management fee	1,711,227
Distribution fee—Class A	224,694
Distribution fee—Class B	18,373
Distribution fee—Class C	156,230
Transfer agent’s fees and expenses (including affiliated expense of $50,500)	238,000
Custodian and accounting fees	166,000
Registration fees	67,000
Shareholders’ reports	34,000
Audit fee	31,000
Legal fees and expenses	12,000
Directors’ fees	8,000
Miscellaneous	15,754

Total expenses	2,682,278
Less: Management fee waiver and/or expense reimbursement	(168,046)

Net expenses	2,514,232

Net investment income (loss)	8,375,252

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(384))	(6,614,830)
Futures transactions	(13,320,650)
Options written transactions	837,349
Forward rate agreement transactions	9,000
Swap agreement transactions	5,991,599
Foreign currency transactions	(2,373,127)

(15,470,659)

Net change in unrealized appreciation (depreciation) on:
Investments	4,395,398
Futures	8,755,568
Options written	3,483,944
Forward rate agreements	(185,082)
Swap agreements	(3,249,845)
Foreign currencies	1,330,657

14,530,640

Net gain (loss) on investment and foreign currency transactions	(940,019)

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,435,233

See Notes to Financial Statements.

84

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,375,252	$10,395,785
Net realized gain (loss) on investment and foreign currency transactions	(15,470,659)	8,970,789
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,530,640	574,089

Net increase (decrease) in net assets resulting from operations	7,435,233	19,940,663

Dividends and Distributions
Dividends from net investment income*
Class A	(3,023,076)	(3,190,387)
Class B	(48,597)	(57,858)
Class C	(411,820)	(394,757)
Class Q	(2,928,167)	(857,487)
Class Z	(5,467,622)	(3,141,235)

	(11,879,282)	(7,641,724)

Tax return of capital distributions
Class A	—	(705,307)
Class B	—	(12,791)
Class C	—	(87,270)
Class Q	—	(189,567)
Class Z	—	(694,441)

	—	(1,689,376)

Distributions from net realized gains
Class A	—	(2,008,617)
Class B	—	(52,992)
Class C	—	(367,214)
Class Q	—	(469,625)
Class Z	—	(1,808,942)

	—	(4,707,390)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	346,374,464	396,606,738
Net asset value of shares issued in reinvestment of dividends and distributions	9,889,654	12,075,747
Cost of shares reacquired	(138,923,180)	(139,842,069)

Net increase (decrease) in net assets from Fund share transactions	217,340,938	268,840,416

Total increase (decrease)	212,896,889	274,742,589

Net Assets:
Beginning of period	608,493,917	333,751,328

End of period	$821,390,806	$608,493,917

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek total return, made up of current income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

86

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Global Total Return Fund, Inc.	87

Notes to Financial Statements (unaudited) (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

88

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

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Notes to Financial Statements (unaudited) (continued)

by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is

90

exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

92

protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund may enter total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) (continued)

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

94

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax

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Notes to Financial Statements (unaudited) (continued)

differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $2 billion and .485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursement was .50% for the six months ended April 30, 2017. The effective management fee rate net of waivers and/or expense reimbursement was .45%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .63% of the Fund’s average daily net assets. In addition, PGIM Investments has

96

contractually agreed through February 28, 2018 to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .58% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively.

PIMS has advised the Fund that it has received $204,572 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017 it has received $216, $4,139 and $12,493 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

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Notes to Financial Statements (unaudited) (continued)

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $5,441 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for six months ended April 30, 2017, were $289,769,234 and $129,140,534, respectively.

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of period	265,800	$3,004,326
Written options	2,125,800	13,545,360
Expired options	(322,326)	(566,395)
Closed options	(764,049)	(1,582,061)

Balance at end of period	1,305,225	$14,401,230

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2017 were as follows:

Tax Basis	$855,520,182

Appreciation	11,618,644
Depreciation	(23,676,625)

Net Unrealized Depreciation	$(12,057,981)

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The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock, at $.01 par value per share, authorized and divided into six classes, designated Class A, Class B, Class C, Class Q, Class T and Class Z common stock, each of which consists of 200 million, 50 million, 320 million, 400 million, 430 million and 600 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, six shareholders of record held 62% of the Fund’s outstanding shares.

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Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	7,373,764	$46,548,026
Shares issued in reinvestment of dividends and distributions	407,911	2,590,318
Shares reacquired	(4,647,563)	(29,377,600)

Net increase (decrease) in shares outstanding before conversion	3,134,112	19,760,744
Shares issued upon conversion from other share class(es)	96,901	609,778
Shares reacquired upon conversion into other share class(es)	(8,820,672)	(55,971,746)

Net increase (decrease) in shares outstanding	(5,589,659)	$(35,601,224)

Year ended October 31, 2016:
Shares sold	13,124,936	$87,952,360
Shares issued in reinvestment of dividends and distributions	749,867	4,962,309
Shares reacquired	(6,872,582)	(45,215,154)

Net increase (decrease) in shares outstanding before conversion	7,002,221	47,699,515
Shares issued upon conversion from other share class(es)	165,668	1,112,188
Shares reacquired upon conversion into other share class(es)	(1,044,918)	(7,076,434)

Net increase (decrease) in shares outstanding	6,122,971	$41,735,269

Class B
Six months ended April 30, 2017:
Shares sold	10,786	$69,279
Shares issued in reinvestment of dividends and distributions	5,885	37,352
Shares reacquired	(67,929)	(429,131)

Net increase (decrease) in shares outstanding before conversion	(51,258)	(322,500)
Shares reacquired upon conversion into other share class(es)	(41,595)	(259,637)

Net increase (decrease) in shares outstanding	(92,853)	$(582,137)

Year ended October 31, 2016:
Shares sold	64,153	$420,207
Shares issued in reinvestment of dividends and distributions	13,010	85,840
Shares reacquired	(142,077)	(930,181)

Net increase (decrease) in shares outstanding before conversion	(64,914)	(424,134)
Shares reacquired upon conversion into other share class(es)	(25,204)	(168,062)

Net increase (decrease) in shares outstanding	(90,118)	$(592,196)

100

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	460,724	$2,912,932
Shares issued in reinvestment of dividends and distributions	50,985	323,121
Shares reacquired	(1,071,314)	(6,746,063)

Net increase (decrease) in shares outstanding before conversion	(559,605)	(3,510,010)
Shares reacquired upon conversion into other share class(es)	(230,281)	(1,455,442)

Net increase (decrease) in shares outstanding	(789,886)	$(4,965,452)

Year ended October 31, 2016:
Shares sold	1,908,829	$12,778,322
Shares issued in reinvestment of dividends and distributions	98,781	651,664
Shares reacquired	(1,003,981)	(6,563,921)

Net increase (decrease) in shares outstanding before conversion	1,003,629	6,866,065
Shares reacquired upon conversion into other share class(es)	(167,753)	(1,122,397)

Net increase (decrease) in shares outstanding	835,876	$5,743,668

Class Q
Six months ended April 30, 2017:
Shares sold	20,028,704	$128,871,121
Shares issued in reinvestment of dividends and distributions	451,638	2,927,919
Shares reacquired	(2,935,912)	(18,903,917)

Net increase (decrease) in shares outstanding before conversion	17,544,430	112,895,123
Shares issued upon conversion from other share class(es)	17,042,958	109,928,257
Shares reacquired upon conversion into other share class(es)	(116,929)	(754,193)

Net increase (decrease) in shares outstanding	34,470,459	$222,069,187

Year ended October 31, 2016:
Shares sold	7,485,008	$50,762,281
Shares issued in reinvestment of dividends and distributions	225,246	1,517,541
Shares reacquired†	(2,721,050)	(18,547,296)

Net increase (decrease) in shares outstanding before conversion	4,989,204	33,732,526
Shares issued upon conversion from other share class(es)	31,186	214,468

Net increase (decrease) in shares outstanding	5,020,390	$33,946,994

Class Z
Six months ended April 30, 2017:
Shares sold	26,411,508	$167,973,106
Shares issued in reinvestment of dividends and distributions	627,653	4,010,944
Shares reacquired	(13,126,263)	(83,466,469)

Net increase (decrease) in shares outstanding before conversion	13,912,898	88,517,581
Shares issued upon conversion from other share class(es)	9,109,733	58,040,531
Shares reacquired upon conversion into other share class(es)	(17,209,268)	(110,137,548)

Net increase (decrease) in shares outstanding	5,813,363	$36,420,564

Year ended October 31, 2016:
Shares sold	36,319,097	$244,693,568
Shares issued in reinvestment of dividends and distributions	728,562	4,858,393
Shares reacquired	(10,314,888)	(68,585,517)

Net increase (decrease) in shares outstanding before conversion	26,732,771	180,966,444
Shares issued upon conversion from other shares class(es)	1,176,285	7,977,583
Shares reacquired upon conversion into other share class(es)	(138,847)	(937,346)

Net increase (decrease) in shares outstanding	27,770,209	$188,006,681

†	Includes affiliated redemption of 1,680 shares with a value of $10,785 for Class Q Shares.

Prudential Global Total Return Fund, Inc.	101

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

102

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.64		$6.45	$6.88	$6.92	$7.21	$6.99
Income (loss) from investment operations:
Net investment income (loss)	.07		.17	.17	.19	.21	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.25	(.37)	.06	(.21)	.31
Total from investment operations	(.01)		.42	(.20)	.25	- (e)	.53
Less Dividends and Distributions:
Dividends from net investment income*	(.11)		(.12)	(.04)	(.15)	(.18)	(.28)
Tax return of capital distributions	-		(.03)	(.19)	(.14)	(.11)	(.03)
Distributions from net realized gains	-		(.08)	-	-	-	-
Total dividends and distributions	(.11)		(.23)	(.23)	(.29)	(.29)	(.31)
Net asset value, end of period	$6.52		$6.64	$6.45	$6.88	$6.92	$7.21
Total Return(b):	(.16)%		6.60%	(2.90)%	3.67%	.07%	7.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,757		$202,770	$157,404	$190,394	$161,099	$176,970
Average net assets (000)	$181,245		$169,299	$175,942	$163,155	$180,342	$162,268
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.88%	(f)	.97%	1.05%	1.25%	1.23%	1.31%
Expenses before waivers and/or expense reimbursement	.94%	(f)	1.14%	1.24%	1.30%	1.28%	1.36%
Net investment income (loss)	2.34%	(f)	2.57%	2.50%	2.79%	2.99%	3.17%
Portfolio turnover rate	36%	(g)	86%	95%	65%	79%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	103

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.64		$6.44	$6.88	$6.92	$7.21	$6.99
Income (loss) from investment operations:
Net investment income (loss)	.05		.12	.12	.14	.16	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.26	(.38)	.06	(.21)	.30
Total from investment operations	(.04)		.38	(.26)	.20	(.05)	.47
Less Dividends and Distributions:
Dividends from net investment income*	(.08)		(.08)	(.03)	(.10)	(.13)	(.22)
Tax return of capital distributions	-		(.02)	(.15)	(.14)	(.11)	(.03)
Distributions from net realized gains	-		(.08)	-	-	-	-
Total dividends and distributions	(.08)		(.18)	(.18)	(.24)	(.24)	(.25)
Net asset value, end of period	$6.52		$6.64	$6.44	$6.88	$6.92	$7.21
Total Return(b):	(.52)%		5.99%	(3.75)%	2.90%	(.68)%	7.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,522		$4,202	$4,660	$6,548	$7,084	$6,748
Average net assets (000)	$3,705		$4,457	$5,469	$6,790	$7,299	$5,744
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	(d)	1.72%	1.80%	2.00%	1.98%	2.06%
Expenses before waivers and/or expense reimbursement	1.70%	(d)	1.89%	1.97%	2.00%	1.98%	2.06%
Net investment income (loss)	1.61%	(d)	1.85%	1.77%	2.05%	2.25%	2.40%
Portfolio turnover rate	36%	(e)	86%	95%	65%	79%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

104

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.63		$6.44	$6.86	$6.90	$7.19	$6.97
Income (loss) from investment operations:
Net investment income (loss)	.05		.12	.12	.14	.16	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.09)		.25	(.36)	.06	(.21)	.31
Total from investment operations	(.04)		.37	(.24)	.20	(.05)	.48
Less Dividends and Distributions:
Dividends from net investment income*	(.08)		(.08)	(.03)	(.10)	(.13)	(.23)
Tax return of capital distributions	-		(.02)	(.15)	(.14)	(.11)	(.03)
Distributions from net realized gains	-		(.08)	-	-	-	-
Total dividends and distributions	(.08)		(.18)	(.18)	(.24)	(.24)	(.26)
Net asset value, end of period	$6.51		$6.63	$6.44	$6.86	$6.90	$7.19
Total Return(b):	(.52)%		5.82%	(3.48)%	2.90%	(.68)%	7.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,070		$35,848	$29,427	$34,691	$31,424	$33,988
Average net assets (000)	$31,505		$30,873	$33,144	$30,378	$36,071	$27,739
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	(d)	1.72%	1.80%	2.00%	1.98%	2.06%
Expenses before waivers and/or expense reimbursement	1.70%	(d)	1.89%	1.97%	2.00%	1.98%	2.06%
Net investment income (loss)	1.62%	(d)	1.83%	1.76%	2.05%	2.24%	2.39%
Portfolio turnover rate	36%	(e)	86%	95%	65%	79%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	105

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				February 3, 2012(d) through October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.72		$6.53	$6.97	$6.94	$7.23	$6.97
Income (loss) from investment operations:
Net investment income (loss)	.08		.19	.17	.23	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.26	(.36)	.12	(.21)	.28
Total from investment operations	-		.45	(.19)	.35	.03	.46
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.15)	(.05)	(.18)	(.21)	(.19)
Tax return of capital distributions	-		(.03)	(.20)	(.14)	(.11)	(.01)
Distributions from net realized gains	-		(.08)	-	-	-	-
Total dividends and distributions	(.12)		(.26)	(.25)	(.32)	(.32)	(.20)
Net asset value, end of period	$6.60		$6.72	$6.53	$6.97	$6.94	$7.23
Total Return(b):	(.01)%		6.90%	(2.71)%	5.09%	.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$288,177		$61,713	$27,141	$869	$62	$11
Average net assets (000)	$166,324		$40,135	$19,157	$295	$13	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(e)	.59%	.72%	.87%	.85%	.92%	(e)
Expenses before waivers and/or expense reimbursement	.59%	(e)	.76%	.82%	.87%	.85%	.92%	(e)
Net investment income (loss)	2.53%	(e)	2.86%	2.64%	3.24%	3.48%	3.42%	(e)
Portfolio turnover rate	36%	(f)	86%	95%	65%	79%	97%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

106

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.67		$6.47	$6.90	$6.94	$7.23	$7.01
Income (loss) from investment operations:
Net investment income (loss)	.08		.18	.18	.21	.22	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.08)		.27	(.36)	.06	(.20)	.31
Total from investment operations	-		.45	(.18)	.27	.02	.54
Less Dividends and Distributions:
Dividends from net investment income*	(.11)		(.14)	(.05)	(.17)	(.20)	(.29)
Tax return of capital distributions	-		(.03)	(.20)	(.14)	(.11)	(.03)
Distributions from net realized gains	-		(.08)	-	-	-	-
Total dividends and distributions	(.11)		(.25)	(.25)	(.31)	(.31)	(.32)
Net asset value, end of period	$6.56		$6.67	$6.47	$6.90	$6.94	$7.23
Total Return(b):	.12%		7.00%	(2.66)%	3.92%	.31%	8.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$336,865		$303,960	$115,119	$119,628	$56,817	$83,077
Average net assets (000)	$307,400		$153,146	$129,045	$71,247	$81,390	$58,999
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63%	(d)	.72%	.80%	1.00%	.98%	1.06%
Expenses before waivers and/or expense reimbursement	.69%	(d)	.89%	.96%	1.00%	.98%	1.06%
Net investment income (loss)	2.56%	(d)	2.77%	2.73%	3.00%	3.18%	3.37%
Portfolio turnover rate	36%	(e)	86%	95%	65%	79%	97%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	107

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –  Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017